As filed with the Securities and Exchange Commission on April 16, 1998

                           Registration No. 333-25289


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                                      -----
                       POST-EFFECTIVE AMENDMENT NO. 1 (X)
                                      -----

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 ( )

                               Amendment No. 2 (X)
                        (Check appropriate box or boxes)


                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                            125 Wolf Road, Suite 110
                             Albany, New York 12205
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                               William T. McCallum
                      President and Chief Executive Officer
                First Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                    (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805


 It is proposed that this filing will become effective (check appropriate space)

                      Immediately  upon filing pursuant to paragraph (b) of Rule
           485. X On May 1, 1998 , pursuant to paragraph (b) of Rule 485.
               60 days after filing pursuant to paragraph (a) of Rule 485. On , pursuant to paragraph (a)(i) of Rule 485. 75 days after filing pursuant to paragraph (a)(ii) of Rule 485. On , pursuant to paragraph (a)(ii) of Rule 485.

        If appropriate, check the following:

                      This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                             PROSPECTUS CAPTION

1.      Cover Page..........................                         Cover Page

2.      Definitions.........................                       Definitions

    3.   Synopsis............................       Variable  Annuity Fee Table;
    Key Features
                                                                 of the Annuity

    4.   Condensed Financial Information.....                           Condensed Financial Information;
                                                                 Performance Data

5.      General Description of
          Registrant, Depositor and                              First Great-West Life & Annuity
          Portfolio Companies...............                            Insurance Company and the Series
                                                                 Account; The Eligible Funds;
                                                                 Voting Rights

    6.   Deductions and Expenses............                            Charges and Deductions; Appendix A;
                                                                 Distribution of the Contracts

7.      General Description of                                          Features   of   the   Annuity;   The
        Eligible Funds;
          Variable Annuity Contracts........                            The     Guarantee     Contributions;
Transfers;
                                                                 Death Benefit; Payment Options; Rights
                                                                 Reserved by the Company; Statement
                                                                 of Additional Information

8.      Annuity Period......................                                    Payment Options

9.      Death Benefit.......................                                    Death Benefit

    10.         Purchases and Contract Value........                            Application              and
    Contributions;
                                                                 Annuity Account Value

11.     Redemptions.........................                                    Cash Withdrawals; Payment
                                                                 Options; Key Features of the
                                                                 Annuity

12.     Taxes...............................                                    Federal Tax Matters

13.     Legal Proceedings...................                            Legal Proceedings

14.     Table of Contents of
          Statement of Additional
          Information.......................                                    Available Information



                                                                 STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                             INFORMATION CAPTION

15.     Cover Page..........................                                    Cover Page

16.     Table of Contents...................                                    Table of Contents

17.     General Information and                                  General Information; First
          History...........................                                    Great-West  Life  &  Annuity
and
                                                                 Variable Annuity-1 Series Account

18.     Services............................                                    Services

19.     Purchase of Securities
          Being Offered.....................                                    Not Applicable

20.     Underwriters........................                                    Services     -     Principal
        Underwriter

21.     Calculation of
          Performance Data..................                            Calculation of Performance Data

22.     Annuity Payments....................                            Calculation of Annuity Payments

23.     Financial Statements................                            Financial Statements










                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


                                 THE SCHWAB VARIABLE ANNUITY(TM)
                    A FLEXIBLE PREMIUM DEFERRED FIXED AND VARIABLE ANNUITY
                                        Distributed by
                                  CHARLES SCHWAB & CO., INC.
                         ---------------------------------------------
                                           Issued by
                                FIRST GREAT-WEST LIFE & ANNUITY
                                       INSURANCE COMPANY


This prospectus describes interests under a flexible premium deferred annuity contract, The Schwab Variable Annuity (the "Contract"). The Contract is issued on a group basis by First Great-West Life & Annuity Insurance Company (the "Company"). Participation in the Contract will be accounted for by the issuance of a certificate showing your interest under the Contract. Your certificate is also hereafter referred to as the "Contract."


Your investment in the Contract may be allocated among twenty-five Investment Divisions of the Variable Annuity-1 Series Account ("Series Account") and the available Guarantee Periods under the Guarantee Period Fund. The Investment
Divisions invest in various underlying funds (open-end investment companies) offered by fund families such as Federated, INVESCO, Janus, Lexington, Berger, Alger, Schwab Funds, Stein Roe, Strong, Montgomery, American Century, SAFECO, Van Eck and Van Kampen. You also have the option of allocating some or all of your investment in the Contract to the Guarantee Period Fund which allows you to select one or more Guarantee Periods, each of which offers you a specified interest rate for a specified period. There may be a market value adjustment on the amounts withdrawn from the Guarantee Period Fund.


The minimum  initial  investment is $5,000  ($2,000 if an IRA) or $1,000 if made
under  an  Automatic   Contribution   Plan  ("ACP").   The  minimum   subsequent
Contribution is $500 (or $100 per month if made under an ACP).


There are no sales charges, redemption, surrender or withdrawal charges. The Contract provides a Free Look Period of 10 days (30 days for replacement policies) from your receipt of the Contract, during which time you may cancel your investment in the Contract. During the Free Look Period, all Contributions allocated to an Investment Division will be allocated first to the Schwab Money Market Investment Division and will remain there until the next Transaction Date following the end of the Free Look Period. Contributions to the Guarantee Period Fund will be allocated immediately into the specified Guarantee Period(s).


Your Variable Account Value will increase or decrease based on the investment performance of the options you select. You bear the entire investment risk under the Contract prior to the annuity commencement date for all amounts in your Variable Sub-Accounts. While there is a guaranteed death benefit, there is no guaranteed or minimum Variable Account Value on amounts allocated to Investment Divisions. Therefore, the Annuity Account Value you receive could be less than the total amount of your Contributions.

Amounts allocated to the Guarantee Period Fund may be subject to a Market Value Adjustment which could result in receipt of less than your Contributions if you surrender, Transfer, make a partial withdrawal or apply amounts to purchase an annuity before a Guarantee Period Maturity Date. Whether such a result actually occurs depends on the timing of the transaction, the amount of the Market Value Adjustment and the interest rate credited. The interest rate in subsequent Guarantee Periods may be more or less than the rate of a previous Guarantee Period. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATION, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.



                                 Prospectus Dated May 1, 1998


The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

To Place Orders and for Account Information: Contact the Schwab Annuity Service Center at 800-838-0649 or P.O. Box 7806, San Francisco, California 94120-9327.


About This Prospectus: This Prospectus concisely presents important information you should have before investing in the Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated _____________, 1998 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, and may be obtained without charge by contacting the Schwab Annuity Service Center at 800-838-0649 or P.O. Box 7806 San Francisco, California 94120-9327.

   To learn more about this product, you may obtain the Statement of Additional Information which has been filed with the Securities and Exchange Commission
   (SEC) along with other
                                           related
                materials on the SEC's Internet Web site (http://www.sec.gov).

                                       TABLE OF CONTENTS

                                                                                        Page


DEFINITIONS...................................................................................
KEY FEATURES OF THE ANNUITY..................................................................
VARIABLE ANNUITY FEE TABLE...................................................................
CONDENSED FINANCIAL INFORMATION...............................................................

FIRST GREAT-WEST LIFE & ANNUITY  INSURANCE COMPANY

           AND THE SERIES ACCOUNT ............................................................
THE ELIGIBLE FUNDS............................................................................
THE GUARANTEE PERIOD FUND.....................................................................
THE MARKET VALUE ADJUSTMENT...................................................................
APPLICATION AND CONTRIBUTIONS.................................................................
ANNUITY ACCOUNT VALUE ........................................................................
TRANSFERS.....................................................................................
CASH WITHDRAWALS..............................................................................
TELEPHONE TRANSACTIONS........................................................................
DEATH BENEFIT.................................................................................
CHARGES AND DEDUCTIONS........................................................................
PAYMENT OPTIONS...............................................................................
FEDERAL TAX MATTERS ..........................................................................
ASSIGNMENTS OR PLEDGES........................................................................
PERFORMANCE DATA .............................................................................
DISTRIBUTION OF THE CONTRACTS.................................................................
SELECTED FINANCIAL DATA.......................................................................
VOTING RIGHTS.................................................................................
RIGHTS RESERVED BY THE COMPANY................................................................
LEGAL PROCEEDINGS ............................................................................
LEGAL MATTERS.................................................................................
EXPERTS ......................................................................................
AVAILABLE INFORMATION.........................................................................
APPENDIX A..................................................................................56
FINANCIAL STATEMENTS........................................................................58





THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.



                         The Contract is not available in all states.

     -------------------------------------------------------------------

                                 DEFINITIONS
     -------------------------------------------------------------------

Accumulation Period - The period between the Effective Date and the Payment Commencement Date.

Annuitant - The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. If a Contingent Annuitant is named, then the Annuitant will be considered the Primary Annuitant. While the Annuitant is living and at least 30 days prior to the annuity commencement date, the Owner may, by Request, change the Annuitant.

Annuity Account - An account established by the Company in the name of the Owner that reflects all account activity under this Contract.

Annuity Account Value - The sum of the Variable and Fixed Sub-Accounts credited to the Owner under the Annuity Account; less Transfers, partial withdrawals, amounts applied to an annuity option, periodic withdrawals, charges deducted under the Contract and, less Premium Tax, if any.

Annuity Payment Period - The period beginning on the annuity commencement date and continuing until all annuity payments have been made under the Contract.

Annuity Unit - An accounting measure used to determine the dollar value of any variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan ("ACP") - A plan which allows for automatic periodic Contributions. The Contribution amount will be withdrawn from a designated pre-authorized account and automatically credited to the Annuity Account.

Beneficiary - The person(s) designated by the Owner, in the application, or as subsequently changed by the Owner by Request, to receive any death benefit which may become payable under the terms of the Contract. If the surviving spouse of an Owner is the surviving Joint Owner, the surviving spouse will become the Beneficiary upon such Owner's death and may elect to take the death benefit, if any, or elect to continue the Contract in force.

Company - First Great-West Life & Annuity Insurance Company, the issuer of this annuity, located at 125 Wolf Road, Suite 110, Albany, New York 12205.

Contingent Annuitant - The person named in the application, unless later changed by the Owner by Request while the Annuitant is alive and before annuity payments have commenced, who becomes the Annuitant when the Primary Annuitant dies. No new Contingent Annuitant may be designated after the death of the Primary Annuitant.

Contractual Guarantee of a Minimum Rate of Interest - The minimum interest rate applicable to each Fixed Sub-Account equal to an annual effective rate in effect at the time the Contribution is made and as reflected in written confirmation of the Contribution. This is the minimum rate allowed by law and is subject to change in accordance with changes in applicable law. Under current law, the minimum rate is 3%.

Contributions - Purchase amounts received under the Contract and allocated to the Fixed or Variable Sub-Account(s) prior to any Premium Tax or other deductions.

Effective Date - The date on which the first Contribution is credited to the Annuity Account.

Eligible Fund - A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Fixed   Sub-Accounts  -  The  subdivision(s)  of  the  Owner's  Annuity  Account reflecting the value of Contributions made to a fixed interest investment option available under the Contract and any Fixed Sub-Account Riders.

Guarantee Period - One of the time intervals available in the Guarantee Period Fund during which the Company will credit a stated rate of interest. The Company may stop offering any time interval at any time for new Contributions. Amounts allocated to one or more Guaranteed Periods may be subject to a Market Value Adjustment.

Guarantee Period Fund - A Fixed Sub-Account in which amounts allocated will be credited a stated rate of interest for the applicable Guarantee Period(s).

Guarantee Period Maturity Date - The last day of any Guarantee Period.

Individual Retirement Annuity (IRA) - An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Investment Division - A division of the Series Account containing the shares of an Eligible Fund. There is an Investment Division for each Eligible Fund.

Market Value Adjustment - An adjustment which may be made to amounts paid out before the Guarantee Period Maturity Date due to surrenders, partial withdrawals, Transfers, and amounts applied to the periodic withdrawal option or to purchase an annuity, as applicable. The Market Value Adjustment may increase or decrease the amount payable on one of the above-described distributions. A negative adjustment may result in an effective interest rate lower than the applicable Contractual Guarantee of a Minimum Rate of Interest and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made. The Market Value Adjustment is detailed on page ---.


Net Investment Factor - The Net Investment Factor for each Variable Sub-Account for any valuation date is determined by dividing (a) by (b), and subtracting (c) from the result where: (a) is the net result of (i) the net asset value per share of underlying fund shares determined as of the end of the current valuation period, plus (ii) the per share amount of any dividend (or capital gain, if applicable) if the "ex-dividend" date occurs during the current valuation period, minus or plus (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by First GWL&A to have resulted from the investment operations of the Variable Sub-Account; and (b) is the net result of (i) the net asset value per share of the underlying fund determined as of the end of the immediately preceding valuation period, minus or plus (ii) the per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account; and (c) is the mortality risk charge of 0.85%.


Non-Qualified Annuity Contract - An annuity contract which is not intended to be part of a qualified retirement plan and is not intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986, as amended.

Owner (Joint Owner) or You - The person(s), while the Annuitant is living, named in the Contract Data Page who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named. Any reference to Owner in the singular tense shall include the plural, and vice versa, as applicable.

Payment Commencement Date - The date on which annuity payments or periodic withdrawals commence under a payment option. The Payment Commencement Date must be at least one year after the Effective Date of the Contract. If a Payment Commencement Date is not shown on the Contract Data Page, annuity payments will commence on the first day of the month of the Annuitant's 90th birthday. The Payment Commencement Date may be changed by the Owner within 60 days prior to commencement of annuity payments or it may be changed by the Beneficiary upon the death of the Owner. If this is an IRA, payments which satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended, must begin no later than the Owner's attainment of age 70 1/2.

Premium Tax - The amount of tax, if any, charged by a state or other governmental authority.

Request - Any instruction in a form satisfactory to the Company and received at the Schwab Annuity Service Center (or other annuity service center subsequently named) from the Owner or the Owner's designee (as specified in a form acceptable to the Company) or the Beneficiary (as applicable) as required by any provision of the Contract or as required by the Company. All Requests are subject to any action taken or payment made by the Company before it was processed.

Schwab Annuity Service Center - P.O. Box 7806, San Francisco, California 94120-9327, telephone 800-838-0649.

Series Account - The segregated account established by the Company under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Simplified Employee Pension - An individual retirement annuity (IRA) which may accept contributions from one or more employers under a retirement savings program intended to satisfy the requirements of Section 408(k) of the Internal Revenue Code of 1986, as amended.

Surrender Value - The Annuity Account Value with a Market Value Adjustment, if applicable, on the effective date of the surrender, less Premium Tax, if any.

Transaction Date - The date on which any Contribution or Request from the Owner will be processed by the Company at the Schwab Annuity Service Center. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer - The moving of money from among and between the Investment Division(s) and the Guaranteed Period Fund.

Variable Account Value - The sum of the values of the Variable Sub-Accounts credited to the Owner under the Annuity Account.

Variable Sub-Accounts - The sub-division(s) of the Owner's Annuity Account containing the value credited to the Owner under the Annuity Account from an Investment Division.

We, our, us, or First GWL&A:  First Great-West Life & Annuity Insurance Company.

                                  KEY FEATURES OF THE ANNUITY
2


The Contract currently allows you to invest in your choice of twenty-five different Investment Divisions offered by fourteen different mutual fund investment advisers. You can also invest in the Guarantee Period Fund. Your Annuity Account Value allocated to an Investment Division will vary with the investment performance of the Investment Division you select. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.


Who should invest. The Contract is designed for investors who are seeking long-term tax deferred asset accumulation with a wide range of investment options. The Contract can be used for retirement or other long-term investment purposes. The deferral of income taxes is particularly attractive to investors in high federal and state tax brackets who have already fully taken advantage of their ability to make IRA contributions or "pre-tax" contributions to their employer sponsored retirement or savings plans.


A Wide Range of Variable Investment Choices. The Contract gives you an opportunity to select among twenty-five different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment objectives as follows:


Investment Objective                               Eligible Funds
Aggressive Growth                                  SteinRoe Special Venture Fund
                                                   Janus Aspen Aggressive Growth Portfolio
                                                   Alger   American    Small    Capitalization
Portfolio
                                                   American Century VP Capital Appreciation
                                                   Berger IPT-Small Company Growth Fund
                                                   Strong Discovery Fund II

International Aggressive Growth                           Montgomery      Variable     Series:
International

                                                   Small Cap Fund
                                                   Lexington Emerging Markets Fund

Growth                                             Montgomery Variable Series: Growth Fund
                                                   Schwab MarketTrack Growth Portfolio II
                                                   Janus Aspen Growth Portfolio
                                                   Alger American Growth Portfolio


International Growth                               Janus Aspen Worldwide Growth Portfolio
                                                   American Century VP International

Index                                              Schwab S&P 500 Portfolio

Growth & Income                                    SAFECO RST Equity Portfolio
                                                   Federated American Leaders Fund II


Real Estate                                        Van Kampen American  Capital Life Insurance
Trust
                                                   Morgan   Stanley  Real  Estate   Securities
Portfolio

Equity Income                                      Federated Utility Fund II
                                                   INVESCO VIF-Industrial Income Portfolio


Balanced/Asset Allocation                          INVESCO VIF-Total Return Portfolio


Hard Assets                                        Van Eck Worldwide Hard Assets Fund

        High Yield Bond                                          INVESCO      VIF-High     Yield
Portfolio


        Government Bond                                   Federated  Fund  for  U.S.  Government
Securities II

        Money Market                                      Schwab Money Market Portfolio
                                              66


The distinct investment objectives and policies for each Eligible Fund are more fully described in their individual fund prospectuses which are available from the Schwab Annuity Service Center, P.O. Box 7806, San Francisco, California 94120-9327, or via telephone at 1-800-838-0649.

The Guarantee Period Fund. The Contract also gives you an opportunity to allocate your Contributions and to transfer your Annuity Account Value to the Guarantee Period Fund. This Fixed Sub-Account option is comprised of Guarantee Periods, each of which has its own stated rate of interest and its own maturity date. The stated rate of interest for the Guarantee Period will depend on the date the Guarantee Period is established and the duration of the Guarantee Period you select from among those available. The rates declared are subject to a minimum (Contractual Guarantee of a Minimum Rate of Interest), but the Company may declare higher rates (the stated rate of interest). The Contractual Guarantee of a Minimum Rate of Interest will be disclosed in the written confirmation. The stated rate of interest will not be less than the Contractual Guarantee of a Minimum Rate of Interest and will also be disclosed in the written confirmation. Amounts withdrawn or transferred from a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page __.)

How to Invest. You must complete a Contract application form in order to invest in the Contract and you must pay by check or instruct us to transfer funds from your Schwab account. The minimum initial investment is $5,000 (or $2,000 if in an IRA). Subsequent investments must be at least $500. The minimum initial investment may be reduced to $1,000 should the Owner agree to make additional $100 per month minimum recurring deposits through an ACP.


Free Look Period. The Contract provides for a Free Look Period which allows you to cancel your investment generally within 10 days (30 days for replacement policies) of your receipt of the Contract. You can cancel the Contract during the Free Look Period by delivering or mailing the Contract to the Schwab Annuity Service Center. The cancellation is not effective unless we receive a notice which is postmarked before the end of the Free Look Period. If the Contract is returned, the Contract will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded. These procedures may vary where required by state law. (See "Application and Contributions," page ___.)


Allocation of the Initial Investment. Any initial Contribution allocated to an Investment Division (other than certain 1035 exchanges - see "Application and Contributions," page __) will be allocated to the Schwab Money Market Portfolio until the next Transaction Date following the end of the Free Look Period. At that time, the Variable Account Value will be allocated to the Investment Divisions in accordance with your instructions. (See "Annuity Account Value," page __.) Your initial investment in the Guarantee Period Fund will be immediately allocated to the Guarantee Period(s) specified in the application.

Charges and Deductions Under the Contract. The Contract is a "no load" variable annuity and, as such, imposes no sales charges, redemption or withdrawal charges.


There is a Mortality and Expense Risk Charge at an effective annual rate of 0.85% of the value of the net assets in the Variable Account. A Contract Maintenance Charge of $25 will be deducted annually from your Annuity Account Value for policies with less than $50,000 in assets. There will be a transfer fee of $10 for each Transfer in excess of twelve Transfers per calendar year. (See "Charges and Deductions," page __.)


Depending on your state of residence, we may deduct a charge for Premium Tax from purchase payments or amounts withdrawn or at the Payment Commencement Date. (See "Charges and Deductions," page __.)

The Market Value Adjustment may increase or decrease the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the stated rate of interest for the Guarantee Period and the Contractual Guarantee of a Minimum Rate of Interest and the value of the Guarantee Period being less than Contribution(s). (See "Market Value Adjustment," page __.)

Switching  Investments.  You  may  switch  Contributions  among  the  Investment
Divisions or Guarantee Period Fund as often as you like with no immediate tax consequences. You may make a Transfer Request to the Schwab Annuity Service Center. A transfer fee may apply. (See "Charges and Deductions," page __.) Amounts Transferred out of a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page __.)

Full and Partial Withdrawals. You may withdraw all or part of your Annuity Account Value before the earlier of the annuity commencement date you selected or the Annuitant's or Owner's death. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax. Withdrawals of amounts allocated to a Guarantee Period prior to the Guarantee Period Maturity Date may be subject to Market Value Adjustment. (See "Market Value Adjustment," page __.) The minimum partial withdrawal prior to the Market Value Adjustment is $500. There is no limit on the number of withdrawals made. The Company may delay payment of withdrawals from your Variable Sub-Accounts by up to 7 days and may delay withdrawals from the Guarantee Period Fund by up to 6 months. (See "Cash Withdrawals," page __.)


Annuity Options. Beginning on the first day of the month immediately following the annuity commencement date you select, you may elect to receive annuity payments on a fixed or variable basis. (The default date is the first day of the month that the Annuitant attains age 90.) A wide range of annuity options are available to provide flexibility in choosing an annuity payment schedule that meets your particular needs. These annuity options include alternatives designed to provide payments for life (for either a single or joint life), with or without a guaranteed minimum number of payments. (See "Payment Options," page __.)


Death Benefit. The amount of the death benefit, if payable before annuity payments commence, will be the greater of (a) the Annuity Account Value with a Market Value Adjustment, if applicable, as of the date a Request for payment is received, less Premium Tax, if any; or (b) the sum of Contributions paid, less partial withdrawals and Periodic Withdrawals, less charges deducted under the Contract, if any, less Premium Tax, if any. (See "Death Benefit," page __.)

Customer Service. Schwab's professional representatives are available toll-free to assist you. If you have any questions about your Contract, please telephone the Schwab Annuity Service Center (800-838-0649) or write to the Schwab Annuity Service Center at P.O. Box 7806, San Francisco, California 94120-9327. All inquiries should include the Contract number and the Owner's name. As a Contract Owner you will receive periodic statements confirming any transactions relating to your Contract, as well as a quarterly statement and an annual report.

                                    VARIABLE ANNUITY FEE TABLE

        The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Investment Divisions as well as of the Eligible Funds. The table assumes that the entire Annuity Account Value is allocated to one or more Investment Divisions. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions," page __ of this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, Premium Tax may be applicable.


Contract Owner Transaction Expenses1

               Sales Load                                                       None
               Surrender Fee                                                    None
               Transfer Fee (First 12 Per Year)2                                       None
               Annual Contract Maintenance Charge3                              $25.00

Investment Division Annual Expenses1
(as a percentage of average Variable
Account assets)

               Mortality and Expense Risk Charge                                0.85%
               Administrative Expense Charge                                           0.00%
               Other Fees and Expenses of the Variable Account                  0.00%
                                                                                -----
               Total Investment Division Annual Expenses                        0.85%




1 The Contract Owner Transaction Expenses apply to each Contract, regardless of how the Annuity Account Value is allocated. The Investment Division Annual Expenses do not apply to the Guarantee Period Fund.

     2 There is a $10 fee for each transfer in excess of 12 in any calendar year.

     3 The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. This charge may also be waived for Contracts issued under certain sponsored arrangements.

                                 Eligible Fund Annual Expenses (1)
  (as a percentage of Eligible Fund net assets, after expenses reimbursements)

                                                 Total
                                               Management     Other             12b-1       Eligible Fund
                                               Fees           Expenses          Fees        Expenses

         Portfolio

        Alger American Growth Portfolio           .75%          .04%               0%     .79%
        Alger American Small
          Capitalization Portfolio                .85%          .03%               0%     .88%
        American Century VP Capital Appreciation 1.00%           0%                0%      1.00%
        American Century VP International         1.50%           0%               0%     1.50%

        Berger IPT-Small Company Growth Fund        .0%         1.15%                0%    1.15%
     Federated American Leaders Fund II            .53%          .32%                0%       .85%


  Federated Fund for U.S. Government Securities II   .0%         .80%                   0%     .80%

        Federated Utility Fund II                 .24%          .61%                 0%         .85%
        INVESCO VIF-High Yield Portfolio          .60%          .27%               0%          .87%
        INVESCO VIF-Industrial Income Portfolio          .75%          .20%        0%          .95%
        INVESCO VIF-Total Return Portfolio               .75%          .19%        0%          .94%
        Janus Aspen Aggressive
           Growth Portfolio                       .72%          .04%               0%          .76%

        Janus Aspen Growth Portfolio                   .65%          .04%           0%         .69%
        Janus Aspen Worldwide

          Growth Portfolio                        .66%          .14%               0%          .80%
        Lexington Emerging Markets Fund           .85%          .79%               0%          1.64%
        Montgomery Variable Series: Growth Fund2   1.00%         .25%             0%            1.25%
        Montgomery Variable Series:
          International Small Cap Fund2           1.25%         .25%               0%          1.50%

        SAFECO RST Equity Portfolio                .70%          .02%                0%        .72%
MarketTrack Growth Portfolio II                     .0%           .75%               0%         .75%
        Schwab Money Market Portfolio             .25%          .25%               0%          .50%
        Schwab S&P 500 Portfolio                  .0%           .28%               0%          .28%

        SteinRoe Special Venture Fund             .50%          .26%               0%          .76%
        Strong Discovery Fund II                  1.00%         .21%               0%          1.21%

        Van Eck Worldwide Hard Assets Fund3              .90%          .17%        0%          1.17%
        Van Kampen American Capital Life
         Investment Trust-Morgan Stanley Real
         Estate Securities Portfolio        .83%         .27%          0%1.10%

---------------------------------


(1) The figures  given above  (other than for the  Montgomery  Variable  Series:
Growth Fund, Montgomery Variable Series: International Small Cap Fund - see note 2, below) reflect the amounts deducted after expense offset arrangements, if any, from the Eligible Funds during 1996. From time to time, an Eligible Fund's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain expenses. For a more complete description of the Eligible Funds' fees and expenses, see the Eligible Funds' prospectuses. As of the date of this Prospectus, certain fees are being waived or expenses are being assumed, in each case on a voluntary basis. Without such waivers or reimbursements, the total Eligible Fund annual expenses that would have been incurred for the last completed fiscal year would be: 5.81% for Berger IPT-Small Company Growth Fund; 1.07% for Federated American Leaders Fund II; 1.81% for Federated Fund for U.S. Government Securities II; 1.32% for INVESCO VIF-High Yield Portfolio; 1.19% for INVESCO VIF-Industrial Income Portfolio; 1.30% for INVESCO VIF-Total Return Portfolio; .83% for Janus Aspen Aggressive Growth Portfolio; .83% for Janus Aspen Growth Portfolio; .91% for Janus Aspen Worldwide Growth Portfolio; 2.23% for Lexington Emerging Markets Fund; and 0.95% for Schwab Money Market Portfolio; 2.68% for Schwab S&P 500 Portfolio and 3.92% for Schwab MarketTrack Growth Portfolio II. See the Eligible Funds' prospectuses for a discussion of fee waiver and expense reimbursements. 2 For the Montgomery Variable Series: Growth Fund and Montgomery Variable Series: International Small-Cap Fund, the fund manager has agreed to reduce management fees, if necessary, to keep total annual operating expenses to 1.25% and 1.50%, respectively. The fund manager may also voluntarily further reduce management fees and other expenses to increase the return to the Funds' investors and voluntarily elected to do so in 1997. Without such reimbursements, the total Eligible Fund expenses that would have been incurred for the last completed fiscal year would be: 1.97% for the Montgomery Variable Series: Growth Fund and 3.50% for the Montgomery Variable Series: International Small-Cap Fund. 3 Other Expenses are net of soft dollar credits. Without such credits, Other Expenses would have been .18% and Total Eligible Fund Expenses would have been 1.18%.

                                            Examples(1)

If you retain, annuitize, or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets:



Investment Divisions                               1 Year                3 Years    5 Years        Ten Years

Alger American Growth Portfolio                    $ 8.30                 $27.11     $49.42         $123.72

Alger American Small

  Capitalization Portfolio                         $ 9.35                 $30.50     $55.54         $138.69
American Century VP Capital Appreciation           $10.50                 $34.21     $62.24         $154.99
American Century VP International                  $15.75                 $50.93     $92.21         $226.87
Berger IPT-Small Company Growth Fund               $12.08                $39.25      $71.31          $176.93
Federated American Leaders Fund II                 $ 8.93                 $29.14     $53.10         $132.72
Federated Fund for U.S. Government Securities II   $ 8.40                $27.45       $50.04        $125.22
Federated Utility Fund II                          $ 8.93                 $29.14     $53.10         $132.72
INVESCO VIF-High Yield Portfolio                   $ 8.72                 $28.47     $51.88         $129.72
INVESCO VIF-Industrial Income Portfolio            $ 9.56                 $31.17     $56.76         $141.67
INVESCO VIF-Total Return Portfolio                 $ 9.66                 $31.51     $57.37         $143.15

Janus Aspen Aggressive

   Growth Portfolio                                $ 7.98                 $26.09     $47.58         $119.19
Janus Aspen Growth Portfolio                      $ 7.35                 $24.05      $43.89         $110.11

Janus Aspen Worldwide

  Growth Portfolio                                 $ 7.77                 $25.41     $46.35         $116.17
Lexington Emerging Markets Fund                    $19.32                 $62.16    $112.17         $273.73
Montgomery Variable Series: Growth Fund            $ 3.57                 $11.75     $21.51         $54.44

Montgomery Variable Series:

  International Small-Cap Fund                     $ 0.00                 $0.00      $0.00          $0.00
SAFECO RST Equity Portfolio                        $ 7.88                 $25.75     $46.97         $117.68
Schwab MarketTrack Growth Portfolio II             $ 7.88                $25.75       $46.97         $117.68
Schwab Money Market Portfolio                      $ 5.25                 $17.23     $31.51         $79.43
Schwab S&P 500 Portfolio                           $ 2.94                 $ 9.68     $17.74         $44.97
SteinRoe Special Venture Fund                      $ 7.67                 $25.07     $45.74         $114.66
Strong Discovery Fund II                           $12.39                 $40.26     $73.11         $181.28
Van Eck Worldwide Hard Assets Fund                 $12.39                 $40.26     $73.11         $181.28
Van Kampen American Capital Life
  Investment Trust-Morgan Stanley Real
  Estate Securities Portfolio                       $11.24                $36.57      $66.48          $165.27





THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

These examples assume that no premium taxes have been assessed (although premium taxes may be applicable - see "Premium Tax," page __).

 (1)The Eligible Fund Annual Expenses and these examples are based on data provided by the Eligible Funds. The Company has no reason to doubt the accuracy or completeness of that data, but the Company has not verified the Eligible Funds' figures. In preparing the Eligible Fund Expense table and the Examples above, the Company has relied on the figures provided by the Eligible Funds.

                                 Condensed Financial Information
                             Selected Data for Accumulation Units
                                Outstanding Through Each Period
                               For the Years Ended December 31,


 Investment Division                  1997

 Alger American Growth
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.37

                                      31,803.04

 Alger American Small-Cap
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.94

                                      8,711.21

 American Century VP Capital
 Appreciation
 Value at beginning of period         10.00
 Value at end of period
 Number of accumulation units         10.70
 outstanding at end of period
                                      0.00

 American Century VP International
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         10.40

                                      4,712.98

 Federated American Leaders Fund II

 Value at beginning of period         10.00
 Value at end of period
 Number of accumulation units         11.66
 outstanding at end of period
                                      67,881.72

 Federated Utility Fund II            10.00
 Value at beginning of period
 Value at end of period               12.05
 Number of accumulation units
 outstanding at end of period         309.83

 Federated Fund for U.S.
 Government Securities II
 Value at beginning of period         10.00
 Value at end of period
 Number of accumulation units         10.64
 outstanding at end of period
                                      32,658.92

 INVESCO VIF - High Yield
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.11

                                      58,930.91

 INVESCO VIF - Industrial Income
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.68

                                      66,563,10

 INVESCO VIF - Total Return
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.19

                                      14,507.11

 Janus Aspen Aggressive Growth
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         12.10

                                      9,781.52

 Janus Aspen Growth
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.22

                                      42,289.81

 Janus Aspen Worldwide Growth
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         10.73

                                      87,156.01

 Lexington Emerging Markets
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         8.06

                                      4,677.90

 Montgomery Variable Series:
 International Small-Cap
 Value at beginning of period         10.00
 Value at end of period
 Number of accumulation units         11.71
 outstanding at end of period
                                      20,245.76

 Montgomery Variable Series:
 Growth
 Value at beginning of period         10.00
 Value at end of period
 Number of accumulation units         8.80
 outstanding at end of period
                                      257.15

 SAFECO RST Equity
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.19

                                      33,470.59

 Schwab Market Track Growth
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.42

                                      17,849.53

 Schwab Money Market
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         10.27

                                      168,197.49

 Schwab S&P 500
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.58

                                      73,884.33

 SteinRoe Special Venture
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.07

                                      27,112.37

 Strong Discovery Fund II
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         11.31

                                      24,541.58

 Van Eck Worldwide Hard Assets
 Value at beginning of period
 Value at end of period               10.00
 Number of accumulation units
 outstanding at end of period         9.94

                                      1,195.62

 Van Kampen American Capital
 LIT-Morgan Stanley Real Estate
 Securities Portfolio                 10.00
 Value at beginning of period
 Value at end of period               10.56
 Number of accumulation units
 outstanding at end of period         273.65

 -------------------------------------------------------------------

         FIRST GREAT-WEST LIFE  & ANNUITY INSURANCE COMPANY
                       AND THE SERIES ACCOUNT
 -------------------------------------------------------------------

First Great-West Life & Annuity Insurance Company  ("First GWL&A")

        The Company is a stock life insurance company organized under the laws of the state of New York. First GWL&A was incorporated on April 9, 1996 and is a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("Great-West"). First GWL&A commenced operations upon receipt of its certificate of authority from the Superintendent of Insurance of New York on May 28, 1997.

        First GWL&A is principally engaged in the sale of life insurance, accident and health insurance and annuities. It is admitted to do business in the states of New York and Iowa.

     Great-West is a wholly-owned subsidiary of The Great-West Life Assurance Company ("GWL"). GWL is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

The Series Account

        The Variable Annuity-1 Series Account ("Series Account") was established by the Company on January 15, 1997 as a separate account under the laws of the State of New York. The Series Account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940, as amended ("1940 Act"), as a unit investment trust. The Series Account meets the definition of a "separate account" under the federal securities laws. However, such registration does not involve supervision of the management of the Series Account or the Company by the Commission.

        The Company does not guarantee the investment performance of the Series Account. The portion of the Annuity Account Value attributable to the Series Account and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, the Contract Owner bears the full investment risk for all Contributions allocated to the Series Account.

        The Series Account is administered and accounted for as part of the general business of the Company; but the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division in accordance with the terms of the Contract, without regard to other income, capital gains or capital losses of any other Investment Division or arising out of any other business the Company may conduct. Under New York law, the assets of the Series Account are not chargeable with liabilities arising out of any other business the Company may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of the Company.


        The Series Account currently has twenty-five Investment Divisions available for allocation of Contributions. If, in the future, the Company determines that marketing needs and investment conditions warrant, it may establish additional Investment Divisions which will be made available to Owners to the extent and on a basis to be determined by the Company, (See "Addition, Deletion, or Substitution"). Each Investment Division invests in shares of an Eligible Fund, each having a specific investment objective.


  -------------------------------------------------------------------

                          THE ELIGIBLE FUNDS
  -------------------------------------------------------------------

        The Eligible Funds described below are offered exclusively for use as funding vehicles for insurance products and, consequently, are not publicly available mutual funds. Each Eligible Fund has separate investment objectives and policies. As a result, each Eligible Fund operates as a separate investment portfolio and the investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund. See the Eligible Funds' prospectuses for more information.

The Alger American Fund


        Alger American Small Capitalization Portfolio: Seeks long-term capital appreciation by investing at least 65% of its total assets, except during temporary defensive periods, in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of December 31, 1997, the range of market capitalization of the companies in the Russell Index was $20 million to $2.97 billion; the range of market capitalization of the companies in the S&P Index at that date was $21 million to $2.934 billion. The combined range as of that date was $20 million to $2.97 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


        Alger American Growth Portfolio: Seeks long-term capital appreciation by investment of at least 65% of its total assets, except during temporary defensive periods, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

American Century Variable Portfolios, Inc.

        American Century VP Capital Appreciation: Seeks capital growth by investing in common stocks (including securities convertible into common stocks and other equity equivalents) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, better-than-average potential for appreciation. The Portfolio's investment manager intends to stay fully invested in such securities, regardless of the movement of stock prices generally.

        American Century VP International: Seeks capital growth by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The Portfolio will invest primarily in common stocks (defined to include depository receipts for common stock and other equity equivalents) of such companies. Investment in securities for foreign issues typically involves a greater degree of risk than an investment in domestic securities.

Berger Institutional Products Trust

        Berger IPT-Small Company Growth Fund: Seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

Federated Insurance Series

        Federated American Leaders Fund II: Seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65 % of its total assets (under normal circumstances) in common stocks of "blue chip" companies.

        Federated Fund for U.S. Government Securities II: Seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

        Federated Utility Fund II: Seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities.

INVESCO Variable Investment Funds, Inc.

        INVESCO VIF-Industrial Income Portfolio: Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of portfolio securities. The Portfolio normally invests at least 65% of its total assets in dividend-paying common stocks. Up to 10% of the Portfolio's total assets may be invested in equity securities that do not pay regular dividends. The remaining assets are invested in other income-producing securities such as corporate bonds. The Portfolio also has the flexibility to invest in other types of securities.

        INVESCO VIF-Total Return Portfolio: Seeks a high total return on investment through capital appreciation and current income. The Total Return Portfolio seeks to achieve its investment objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

        INVESCO VIF-High Yield Portfolio: Seeks a high level of current income by investing substantially all of its assets in lower rated bonds and other debt securities and in preferred stock. These bonds and other securities are sometimes referred to as "junk bonds." The High Yield Portfolio pursues its investment objective through investment in a variety of long-term, intermediate-term, and short-term bonds. Potential capital appreciation is a factor in the selection of investments, but is secondary to the Portfolio's primary objective.

Janus Aspen Series


        Janus Aspen Aggressive Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio normally invests at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 31, 1997, the MidCap Index included companies with capitalizations between approximately $213 million to $13.7 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Portfolio may also invest in smaller or larger issuers.


        Janus Aspen Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.

        Janus Aspen Worldwide Growth Portfolio: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The Portfolio has the flexibility to invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Portfolio normally invests in issuers from at least five different countries, including the United States; however, it may at times invest in fewer than five countries or even a single country.

Lexington Emerging Markets Fund, Inc.

        Lexington Emerging Markets Fund: Seeks long term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. For purposes of its investment objective, the Fund considers emerging country equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Fund may also invest in equity securities and equivalents traded in any market of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries or markets or sales made in such countries.

Montgomery Variable Series


        Montgomery Growth Fund: Seeks capital appreciation by investing, under normal conditions, at least 65% of its total assets in the equity securities of domestic corporations. Although such companies may be of any size and industry, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and the potential for substantial growth.


        Montgomery International Small Cap Fund: Seeks capital appreciation by investing at least 65% of its total assets (under normal conditions) in equity securities of companies outside the United States having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade.

SAFECO Resource Series Trust


        SAFECO RST Equity Portfolio: Seeks long-term growth of capital and reasonable current income. The Portfolio invests principally in common stocks or securities convertible into common stocks of larger, established companies that are proven performers. In selecting stocks for the portfolio, the fund manager looks for companies that have demonstrated consistent earnings growth as well as attractive dividend income. This fund may be a good choice if you are seeking attractive total returns but are uncomfortable with a more aggressive fund.


Schwab Annuity Portfolios

        Schwab Money Market Portfolio: Seeks maximum current income consistent with liquidity and stability of capital. It seeks to achieve its objective by investing in short-term money market instruments. This Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


        Schwab MarketTrack Growth Portfolio II: Seeks to provide high capital growth with less volatility than an all stock portfolio. The MarketTrack Growth Portfolio seeks to meet its investment objective by investing in a mix of stocks, bonds, and cash equivalents, either directly or through investment in other mutual funds.


        Schwab S&P 500 Portfolio: Seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks (the "Index"). The S&P 500 Fund invests primarily in the common stocks of companies composing the Index.


SteinRoe Variable Investment Trust

        SteinRoe Special Venture Fund: Seeks capital growth by investing primarily in common stocks, convertible securities, and other securities selected for prospective capital growth.

Strong Discovery Fund II, Inc.


        Strong Discovery Fund II: Seeks capital growth. The Fund's investment adviser seeks to identify emerging investment trends and attractive growth opportunities. The Fund normally emphasizes equity investments, although it has the flexibility to invest in debt obligations and short-term fixed-income securities.


Van Eck Worldwide Insurance Trust


        Van Eck Worldwide Hard Assets Fund: Seeks long-term capital appreciation by investing in hard asset securities; i.e., commodities or securities of firms involved to a significant extent (directly or indirectly) primarily in the following areas: precious metals, ferrous and non-ferrous metals, energy, forest products, real estate, and other non-agricultural commodities. The Fund seeks opportunities in all the global stock, bond, and commodity markets, including domestic markets. Income is a secondary consideration.

Van Kampen American Capital Life Investment Trust

        Van Kampen American Capital  LIT-Morgan  Stanley Real Estate  Securities
        Portfolio: Seeks long-term growth of capital. Current income is a secondary consideration. The Portfolio seeks to achieve its objectives by investing principally in securities of companies operating in the real estate industry ("Real Estate Securities"). Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts.

        The two Alger American Funds are advised by Fred Alger Management, Inc. of New York, New York. The two American Century Variable Portfolios, Inc., are advised by American Century Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds. The Berger
IPT-Small  Company  Growth  Fund is  advised  by Berger  Associates  of  Denver,
Colorado.  The three  Federated  Insurance  Series  Portfolios  are  advised  by
Federated Advisers of Pittsburgh, Pennsylvania. The three INVESCO Variable Investment Funds, Inc., Portfolios are advised by INVESCO Funds Group, Inc., of Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Industrial Income Portfolio. The three Janus Aspen Series Portfolios are advised by Janus Capital Corporation of Denver, Colorado. The Lexington Emerging Markets Fund is advised by Lexington Management Corporation of Saddle Brook, New Jersey. The two Montgomery Variable Series Funds are advised by Montgomery Asset Management, LLC of San Francisco, California. The SAFECO RST Equity Portfolio is advised by SAFECO Asset Management Company of Seattle, Washington. The three Schwab Annuity Portfolios are advised by Charles Schwab Investment Management, Inc., of San Francisco, California. The SteinRoe Special Venture Fund is advised by Stein Roe & Farnham Incorporated of Chicago, Illinois. Strong Discovery Fund II is advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin. The Van Eck Worldwide Hard Assets Fund is advised by Van Eck Associates Corporation of New York, New York. The Van Kampen American Capital LIT-Morgan Stanley Real Estate Securities Portfolio is advised by Van Kampen American Capital Asset Management, Inc.


                                                ***

        Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. THERE IS NO ASSURANCE THAT ANY OF THESE ELIGIBLE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

        The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

        Each Eligible Fund is registered with the Commission as an open-end management investment company or portfolio thereof. The Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

        Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. In the event of a material conflict, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.

        Additional information concerning the investment objectives and policies of all of the Eligible Funds and the investment advisory services and administrative services and charges can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling the Schwab Annuity Service Center at 800-838-0649, or by writing to Schwab Annuity Service Center, P.O. Box 7806, San Francisco, California 94120-9327. The Eligible Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Investment Divisions.

Addition, Deletion, or  Substitution

        The Company does not control the Eligible Funds and cannot guarantee that any of the Eligible Funds will always be available for allocation of Contributions or Transfers. The Company retains the right to make changes in the Series Account and in its investments.
Currently, Schwab must approve certain changes.


        First GWL&A and Schwab reserve the right to eliminate the shares of any Eligible Fund held by an Investment Division and to substitute shares of another Eligible Fund or of another investment company, for the shares of any Eligible Fund, if the shares of the Eligible Fund are no longer available for investment or if, First GWL&A and Schwab, in their discretion, determine to discontinue any Eligible Fund. To the extent required by the 1940 Act, a substitution of shares attributable to the Owner's interest in an Investment Division will not be made without prior notice to the Owners and the prior approval of the Commission. Nothing contained herein shall prevent the Series Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable policies on the basis of Requests made by you.


        New Investment Divisions may be established when, in our discretion, marketing, tax, investment or other conditions so warrant. Any new Investment Divisions will be made available to Owners on a basis to be determined by us. Each additional Investment Division will purchase shares in a Eligible Fund or in another mutual fund or investment vehicle. We may also eliminate one or more Investment Divisions if, in our sole discretion, marketing, tax, investment or other conditions so warrant. In the event any Investment Division is eliminated, we will notify the Owners and request a re-allocation of the amounts invested in the eliminated Investment Division.

        In the event of any such substitution or change, we may make such changes to your Contract as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts. Such changes will be made in compliance with applicable law.

 -------------------------------------------------------------------

                      THE GUARANTEE PERIOD FUND
 -------------------------------------------------------------------

Guarantee Period Fund

        Amounts allocated to the Guarantee Period Fund under the Contract will be deposited to, and accounted for, in a non-unitized market value separate account established by the Company under Section 4240 of the New York Insurance Code and in accordance with New York Regulation 128. These amounts accordingly, are not part of the Series Account. A non-unitized market value separate account is a separate account in which the Owner does not participate in the performance of the assets through unit values. Therefore, Owners allocating Contributions do not receive a unit ownership of assets accounted for in this separate account. The assets accrue solely to the benefit of the Company and any gain or loss in the separate account is borne entirely by the Company. For amounts allocated to the Guarantee Period Fund, Owners will receive the Contract guarantees made by the Company.

        Contributions allocated to or amounts transferred to the Guarantee Period Fund will establish a new Guarantee Period of a duration selected by the Owner from those currently being offered by the Company. Every Guarantee Period offered by the Company will have a time interval of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date.

        Each Guarantee Period will have its own stated rate of interest and Guarantee Period Maturity Date. The stated rate of interest applicable to a Guarantee Period will depend on the date the Guarantee Period is established and the duration chosen by the Owner.

        As of the date of this Prospectus, Guarantee Periods with annual time intervals of 1 to 10 years are offered. The Guarantee Periods may be changed in the future; however, any such modification will not have an impact on any Guarantee Period then in effect.

        The value of amounts in each Guarantee Period is the Owner's Contributions, less Premium Tax, if any, in that Guarantee Period, plus interest earned, less amounts distributed, withdrawn (in whole or in part), Transferred or applied to an annuity option, periodic withdrawals, and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed. Any such amount withdrawn or Transferred from a Guarantee
Period will be paid in accordance with the MVA formula (See "Market Value Adjustment," page __.)

Investments

        The Company intends to invest in assets which, in the aggregate, have characteristics, especially cash flow patterns, reasonably related to the characteristics of its liabilities. Various techniques will be used to achieve the objective of close aggregate matching of assets and liabilities. The Company will primarily invest in investment-grade fixed income securities including:

               Securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government.

               Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

               Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations, although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms, are deemed by the Company's management to have an investment quality comparable to securities which may be purchased as stated above.

               Commercial paper, cash or cash equivalents, and other short-term investments having a maturity of less than one year which are considered by the Company's management to have investment quality comparable to securities which may be purchased as stated above.

        In addition, the Company may invest in futures and options. Financial futures and related options thereon and options on securities are purchased solely for non-speculative hedging purposes. The Company may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account in the event the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, the Company may purchase a futures contract or a call option thereon against anticipated positive cash flow or may purchase options on securities.

        WHILE THE FOREGOING GENERALLY DESCRIBES THE INVESTMENT STRATEGY FOR THE GUARANTEE PERIOD FUND, THE COMPANY IS NOT OBLIGATED TO INVEST THE ASSETS ATTRIBUTABLE TO THE GUARANTEE PERIOD FUND ACCORDING TO ANY PARTICULAR STRATEGY, EXCEPT AS MAY BE REQUIRED BY NEW YORK AND OTHER STATE INSURANCE LAWS, NOR WILL THE STATED RATE OF INTEREST THAT THE COMPANY ESTABLISHES NECESSARILY RELATE TO THE PERFORMANCE OF THE NON-UNITIZED MARKET VALUE SEPARATE ACCOUNT.

Subsequent Guarantee Periods

        Prior to the date annuity payments commence, you may invest the value of amounts held in a maturing Guarantee Period in any Guarantee Period that we offer at that time. On the quarterly statement issued prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. THE GUARANTEE PERIOD AVAILABLE FOR NEW CONTRIBUTIONS MAY BE CHANGED AT ANY TIME, INCLUDING BETWEEN THE DATE OF NOTIFICATION OF A MATURING GUARANTEE PERIOD AND THE DATE A SUBSEQUENT GUARANTEE PERIOD BEGINS. Information regarding the current Guarantee Periods then available and their stated rate of interest may be obtained by calling the Schwab Annuity Service Center at:

                                          1-800-838-0649.

        If the Company receives no direction from the Contract Owner by the Guarantee Period Maturity Date, the Company will automatically allocate the amount from the maturing Guarantee Period to a Guarantee Period equal in duration to the one just ended. If at that time, the duration previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period duration. If none of the above is available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Investment Division. In any event, a Guarantee Period will not renew for a term equal in duration to the one just ended if the Guarantee Period will mature after the Payment Commencement Date. No Guarantee Period may mature later than six months after a Payment Commencement Date. For example, if a 3-year Guarantee Period matures and the Payment Commencement Date begins 1 3/4 years from the Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.

Breaking A Guarantee Period

        Any Transfer, withdrawal or the selection of an annuity option prior to the Guarantee Period Maturity Date will be known as breaking a Guarantee Period. When a Request to break a Guarantee Period is received, the Guarantee Period that is closest to the Guarantee Period Maturity Date will be broken first. If a Guarantee Period is broken, a Market Value Adjustment may be assessed. The Market Value Adjustment may increase or decrease the value of the amount Transferred or withdrawn from the Guarantee Period Fund. The Market Value Adjustment may reduce the value of amounts held in a Guarantee Period below the amount of your Contribution(s) allocated to that Guarantee Period. (See "Market Value Adjustment," page __.)

Interest Rates

        Declared rates are effective annual rates of interest. The rate is guaranteed throughout the Guarantee Period. FOR GUARANTEE PERIODS NOT YET IN EFFECT, FIRST GWL&A MAY DECLARE INTEREST RATES DIFFERENT THAN THOSE CURRENTLY IN EFFECT. When a subsequent Guarantee Period begins, the rate applied will not be less than the rate then applicable to new Contracts of the same type with the same Guarantee Period.

        The stated rate of interest must be at least equal to the Contractual Guarantee of a Minimum Rate of Interest. The Company may declare higher rates. The Contractual Guarantee of a Minimum Rate of Interest is based on the applicable state standard non-forfeiture law which is currently 3% for the Contract.

        The determination of the stated rate of interest is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which the Company may acquire using funds deposited into the Guarantee Period Fund. In addition, the Company will consider other items in determining the stated rate of interest including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, and competitive factors.

Market Value Adjustment

        Distributions from the amounts allocated to a Guarantee Period due to a full surrender or partial withdrawal, Transfer, application of amounts to the periodic withdrawal option or to purchase an annuity prior to a Guarantee Period Maturity Date will be subject to a Market Value Adjustment ("MVA"). An MVA may increase or decrease the amount payable on one of the above described distributions. Amount available for a full surrender, partial withdrawal or Transfer = amount Requested + MVA. The MVA is calculated by multiplying the amount Requested by the Market Value Adjustment Factor ("MVAF").

        The MVA reflects the relationship as of the time of its calculation between (a) the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period; and (b) the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. There would be a downward adjustment if Treasury rates at the time the Guarantee Period is broken, exceed Treasury rates when the Guarantee Period was created. There would be an upward adjustment if Treasury rates at the time the Guarantee Period is broken, are lower than when the Guarantee Period was created. The MVA factor is the same for all Contracts.

1.      The formula used to determine the MVA is:

               MVA = (amount applied) X (MVAF)

               The Market Value Adjustment Factor (MVAF) is:

               MVAF = {[(1 + i)/(1 + j)] N/12} - 1

        where:

               a) i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period;

               b) j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years; and

               c) N is the number of complete months remaining until maturity.

        If N is less than 6, the MVA will equal 0.

2. The Market Value Adjustment will apply to any Guarantee Period six or more months prior to the Guarantee Period Maturity Date in each of the following situations:

               a) Transfer to another Guarantee Period or to an Investment Division offered under this Contract; or

               b) Surrenders, partial withdrawals, annuitization or Periodic Withdrawals.


3. The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

               a)  Transfer  to  an  Investment   Division  offered  under  this
               Contract; or

               b) Surrenders, partial withdrawals, annuitization or Periodic Withdrawals.

               c) A single sum payment upon death of the Owner or Annuitant.


See Appendix A for Illustrations of the MVA.

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                    APPLICATION AND CONTRIBUTIONS
 -------------------------------------------------------------------

Contributions

        All Contributions may be paid at the Schwab Annuity Service Center by a check payable to the Company or by transfer to the Company of available funds from your Schwab account.

        The initial Contribution for the Contract must be at least $5,000 (or $2,000 if for an IRA). Subsequent Contributions must be at least $500. This minimum initial investment may be reduced to $1,000, but only if you participate in an Automatic Contribution Plan and contribute at least $100 per month through a recurring deposit. A confirmation will be issued to you upon the acceptance of each Contribution.

        Your Contract will be issued and your Contribution generally will be accepted and credited within two business days after receipt of an acceptable application and receipt of the initial Contribution at the Schwab Annuity Service Center. All Contributions should be paid to the Schwab Annuity Service Center by check (payable to First GWL&A) or by instructing Schwab to transfer to First GWL&A available funds from your account with Schwab. Acceptance is subject to there being sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

        The Schwab Annuity Service Center will process your application and Contributions. If your application is complete and your initial Contribution is being transferred from funds available in your Schwab account, then the Contribution will generally be credited within two business days following receipt of the application. If your application is incomplete, the Schwab Annuity Service Center will either complete the application from information Schwab has on file, or contact you for the additional information. No transfer of funds will be made from your Schwab account until your application is complete. The funds will be credited as Contributions to the Contract when they are transferred.

        If your Contribution is by check, and the application is complete, Schwab will use its best efforts to credit the Contribution on the day of receipt, but in all such cases it will be credited to your Contract within two business days of receipt. If your application is incomplete, the Schwab Annuity Service Center will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you both the check and the application unless you consent to our retaining the initial Contribution and crediting it as soon as the requirements are fulfilled.

        A Contract may be returned within ten days after receipt ("Free Look Period"). During the Free Look Period, all contributions will be processed as follows:

        (1) Amounts to be allocated to one or more of the then available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.

        (2) Amounts the Owner has directed to be allocated to one or more of the Investment Divisions will first be allocated to the Schwab Money Market Investment Division until the next Transaction Date following the end of the Free Look Period. On that date, the Variable Account Value held in the Schwab Money Market Investment Division will be allocated to the Investment Divisions selected by the Owner.

        (3) During the Free Look Period, you may change the allocation percentages among the Investment Divisions and/or your selection of Investment Divisions to which Contributions will be allocated after the Free Look Period.

        (4) If the Contract is returned, the contract will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded. Exercising the return privilege requires the return of the Contract to the Company or to the Schwab Annuity Service Center.

        Amounts the Owner has contributed from a 1035 exchange of the variable annuity issued by Transamerica Occidental Life Insurance Company and First Transamerica Occidental Life Insurance Company distributed by Charles Schwab & Co., Inc. (previously referred to as the Schwab Investment Advantage Annuity Contract) will be immediately allocated to the Investment Divisions selected by the Owner. If the Contract is returned, it will be void from the start and the greater of: (a) Contributions received less surrenders, withdrawals and distributions, or (b) the Annuity Account Value less surrenders, withdrawals and distributions, will be refunded.

        Additional Contributions may be made at any time prior to the Payment Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 or $100 per month if under an ACP. Additional Contributions will be credited within two days following receipt.

        Total Contributions may exceed $1,000,000 with our prior approval.

        The Company reserves the right to modify the limitations set forth in this section.

    -------------------------------------------------------------------

                           ANNUITY ACCOUNT VALUE
    -------------------------------------------------------------------

        Before the date annuity payments commence, your Annuity Account Value is the sum of each Variable and Fixed Sub-Account established under your Contract.

        Before the annuity commencement date, the Variable Account Value is the total dollar amount of all Accumulation Units under each of your Variable Sub-Accounts. Initially, the value of each Accumulation Unit was set at $10.00. Each Variable Sub-Account's value prior to the Payment Commencement Date is equal to: (a) net Contributions allocated to the corresponding Investment Division; plus or minus (b) any increase or decrease in the value of the assets of the Variable Sub-Account due to investment results; less (c) the daily
Mortality and Expense Risk Charge; less (d) reductions for the Contract Maintenance Charge deducted on the last business day of each Contract Year; less
(e) any applicable Transfer Fees; and less (f) any withdrawals or Transfers from the Variable Sub-Account.

        A Valuation Period is the period between successive Valuation Dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each Valuation Date and ends at the close of the New York Stock Exchange on the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for regular business. The value of an Investment Division's assets is determined at the end of each Valuation Date. To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.

        The Variable Account Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Investment Division(s) as well as the deductions for charges.

        Contributions which you allocate to an Investment Division are used to purchase Variable Accumulation Units in the Investment Division(s) you select. The number of Accumulation Units to be credited will be determined by dividing the portion of each Contribution allocated to the Investment Division by the value of an Accumulation Unit determined at the end of the Valuation Period during which the Contribution was received. In the case of the initial
Contribution, Accumulation Units for that payment will be credited to the Variable Account Value (and, except for certain 1035 exchanges), held in the Schwab Money Market Investment Division until the end of the Free Look Period (see "Application and Contributions," page __). In the case of any subsequent Contribution, Accumulation Units for that payment will be credited at the end of the Valuation Period during which we receive the Contribution. The value of an Accumulation Unit for each Investment Division for a Valuation Period is established at the end of each Valuation Period and is calculated by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period.

        Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC") .

       -------------------------------------------------------------------

                                    TRANSFERS
       -------------------------------------------------------------------

In General


        Prior to the Payment Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Investment Divisions and the available Guarantee Periods by sending a Request to the Schwab Annuity Service Center or by calling the voice response unit @ 1-800-838-0649 (KeyTalk). The Request must specify the amounts being Transferred, the Investment Division(s) and/or Guarantee Period(s) from which the Transfer is to be made, and the Investment Division(s) and/or Guarantee Period(s) that will receive the Transfer.


        Currently, there is no limit on the number of Transfers you can make among the Investment Divisions during any calendar year. There is no charge for the first twelve Transfers per calendar year, but there will be a charge of $10 for each additional Transfer in each calendar year. We reserve the right to limit the number of Transfers you make. The charge will be deducted from the amount transferred. All Transfers made on a single Transaction Date will be aggregated to count as only one Transfer toward the twelve free Transfers; however, if a one time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

        Transfers involving the Guarantee Period Fund (including Transfers to or from the Investment Division(s)) are not limited during any calendar year. These Guarantee Period Fund Transfers are counted against your twelve free Transfers as discussed above. The $10 charge will apply to each Transfer made in excess of the first twelve Transfers each calendar year.

        A Transfer generally will be effective on the date the Request for Transfer is received by the Schwab Annuity Service Center if received before 4:00 p.m. Eastern Time. Under current law, there will not be any tax liability to you if you make a Transfer.

        Transfers involving the Investment Divisions will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being Transferred to or from a particular Investment Division. The purchase and/or cancellation of such units generally shall be made using the Variable Account Value as of the end of the Valuation Date on which the Transfer is effective.

        When a Transfer is made from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment. (See "Market Value Adjustment," page --.) A Request for Transfer from amounts in a Guarantee Period made prior to the Guarantee Period Maturity Date for Transfers on the Guarantee Period Maturity Date will not be counted for the purpose of determining any Transfer Fee on Transfers in excess of the twelve Transfers per calendar year if these Transfers are to take place on the Guarantee Period Maturity Date.

Possible Restrictions

        We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. For example, restrictions may be necessary to protect Owners from adverse impacts on portfolio management of large and/or numerous Transfers by market timers or others. We have determined that the movement of significant amounts from one Investment Division to another may prevent the underlying Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in Eligible Fund transaction costs which must be indirectly borne by Owners. Therefore, we reserve the right to require that all Transfer Requests be made by the Owner and not by an Owner's designee and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer Request be submitted in writing and be manually signed by the Owner; facsimile Transfer Requests may not be allowed. Transfers among the Investment Divisions may also be subject to such terms and conditions as may be imposed by the Eligible Funds.

Custom Transfer: Dollar Cost Averaging (Automatic Transfers)

        The Owner may Request to automatically Transfer at regular intervals, predetermined amounts from one Investment Division selected from among those being allowed under this option (which may be modified by the Company from time to time) to any of the other Investment Divisions. The intervals between Transfers may be monthly, quarterly, semi-annually or annually. The Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. If there are insufficient funds in the applicable Variable Sub-Account on the date of Transfer, no Transfer will be made; however, Dollar Cost Averaging will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar Cost Averaging will terminate automatically upon the annuity commencement date. Amounts transferred through Dollar Cost Averaging are not counted against the twelve free Transfers allowed in a calendar year.

        Automatic Transfers must meet the following conditions:

        1. The minimum amount that can be Transferred out of the selected Investment Division is $100 per month.

        2. The Owner must specify dollar amount to be Transferred, designate the Investment Division(s) to which the Transfer will be made and the percent to be allocated to such Investment Division(s). The Accumulation Unit values will be determined on the Transfer Date.

        Dollar Cost Averaging may be used to purchase Accumulation Units of the Investment Divisions over a period of time. The Owner, by Request, may cease Dollar Cost Averaging at any time. Participation in Dollar Cost Averaging does not, however, assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend or terminate Dollar Cost Averaging at any time.

Custom Transfer: Rebalancer Option

        The Owner may Request to automatically Transfer among the Investment Divisions on a periodic basis by electing the Rebalancer Option. This option automatically reallocates the Variable Account Value to maintain a particular allocation among Investment Divisions selected by the Owner. The amount allocated to each Investment Division will increase or decrease at different rates depending on the investment experience of the Investment Division.

        The Owner may Request that the rebalancing occur one time only, in which case the Transfer will take place on the Transaction Date of the Request. This Transfer will count as one Transfer towards the twelve free Transfers allowed in a calendar year. (See "Transfer Fee," page __.)

        Rebalancing may also be set up on a quarterly, semiannual or annual basis, in which case the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. On the Transaction Date for the specified Request, assets will be automatically reallocated to the selected Investment Divisions. Rebalancing will continue on the same Transaction Date for subsequent periods. In order to participate in the Rebalancer Option, the entire Variable Account Value must be included. Transfers set up with these frequencies will not count against the twelve free Transfers allowed in a calendar year.

        The Owner must specify the percentage of Variable Account Value to be allocated to each Investment Division and the frequency of rebalancing. The Owner, by Request, may modify the allocations or cease the Rebalancer Option at any time. The Rebalancer Option will terminate automatically upon the Payment Commencement Date. Participation in the Rebalancer Option and Dollar Cost Averaging at the same time is not allowed. Participation in the Rebalancer Option does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market. The Company reserves the right to modify, suspend, or terminate the Rebalancer Option at any time.

   -------------------------------------------------------------------

                            CASH WITHDRAWALS
   -------------------------------------------------------------------

Withdrawals

        You (the Owner) may withdraw from the Contract all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payments commence by Request at the Schwab Annuity Service Center subject to the rules below. Federal or state laws, rules or regulations may apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with a Market Value Adjustment, if applicable, on the effective date of the surrender, and less any applicable Premium Tax. No withdrawals may be made after the date annuity payments commence.

        A Request for a partial withdrawal will result in a reduction in your Annuity Account Value equal to the sum of the dollar amount withdrawn. A Market Value Adjustment may apply. (See "Market Value Adjustment," page __.) The partial withdrawal proceeds may be greater or less than the amount requested, depending on the effect of the Market Value Adjustment.

        The minimum partial withdrawal before application of the MVA is $500. Partial withdrawals are unlimited; however, you must specify the Investment Division(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if the remaining Annuity Account Value is less than $2,000, then a full surrender may be required.

        The following terms apply:
        (a) No partial withdrawals are permitted after the date annuity payments commence.

        (b) A partial withdrawal will be effective upon the Transaction Date.

         (c) A partial withdrawal from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, the Guarantee Period Fund provisions of the Contract, and the terms of the attached Guarantee Period Fund Rider(s), if any.


        You may Request partial withdrawals from your Annuity Account Value and direct the Company to remit such withdrawn amounts directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). Any such withdrawal Requests must meet the minimum withdrawal requirements and company with all terms and conditions applicable to partial withdrawals, as described above. If your Annuity Account Value exceeds your "investment in the Contract," then you may b subject to income tax on withdrawals made from your Annuity Account even though payments are made by the Company directly to your Consultant. In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you Request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding, although you may elect, in writing, to have the Company not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawals made to pay Consultant fees will also generally be considered early withdrawals under the Code subjecting you to a 10% additional tax on the taxable portion of such withdrawals. You should consult a competent tax advisor prior to authorizing the withdrawal of any amounts from your Annuity Account to pay Consultant fees.


        Withdrawals may be taxable (this includes Periodic Withdrawals, discussed below). Moreover, the Internal Revenue Code (the "Code") provides that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals. The Code generally requires us to withhold federal income tax from withdrawals. However, generally you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes. (See "Federal Tax Matters," page __.)

        Withdrawal Requests must be in writing to ensure that your instructions regarding withholding are followed. If an adequate election is not made, the Request will be denied and no withdrawal or partial withdrawal will be processed.

        After a withdrawal of all of your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

        Since IRAs are offered by this Prospectus, reference should be made to the applicable provisions of the Code for any additional limitations or restrictions on cash withdrawals.

     -------------------------------------------------------------------

                           TELEPHONE TRANSACTIONS
     -------------------------------------------------------------------

        We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. However, we may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transactions may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.

        We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

   -------------------------------------------------------------------

                              DEATH BENEFIT
   -------------------------------------------------------------------

Payment of Death Benefit

        Before the date annuity payments commence, the death benefit, if any, will be equal to the greater of: (a) the Annuity Account Value with an MVA, if applicable, as of the date the Request for payment is received, less Premium Tax, if any, or (b) the sum of Contributions paid, less partial withdrawals and/or Periodic Withdrawals, less Premium Tax, if any. The death benefit will become payable following the Company's receipt of a Request from the Beneficiary. When an Owner or the Annuitant dies before the annuity commencement date and a death benefit is payable to a Beneficiary, the death benefit proceeds will remain invested in accordance with the allocation instructions given by the Owner(s) until new allocation instructions are Requested by the Beneficiary or until the death benefit is actually paid to the Beneficiary. The death benefit will be determined as of the date payments commence; however, on the date a payment option is processed, amounts in the Variable Sub-Account will be Transferred to the Money Market Investment Division unless the Beneficiary otherwise elects by Request. Subject to the distribution rules set forth below, payment of the death benefit may be Requested to be made as follows:

        A.  Proceeds from the Variable Sub-Account(s)
               1.     payment in a single sum; or
               2.     payment under any of the variable annuity options provided under this Contract.

        B.  Proceeds from the Guarantee Period(s)
               1.     payment in a single sum; or
               2.     payment under any of the annuity options provided under
                         this Contract.

        In any event, no payment of benefits provided under the Contract will be allowed that does not satisfy the requirements of Section 72(s) of the Code and any other applicable federal or state laws, rules or regulations.

Distribution Rules

1.  Death of Annuitant

        Upon the death of the Annuitant while the Owner is living, and before the annuity commencement date, the Company will pay the death benefit to the Beneficiary unless there is a Contingent Annuitant.

        If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the annuity commencement date while the Owner and Contingent Annuitant are living, no death benefit will be payable by reason of the Annuitant's death and the Contingent Annuitant will become the Annuitant.

        If the Annuitant dies after the date annuity payments commence and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as under the payment option applicable to the Annuitant on the Annuitant's date of death.

        If a corporation or other non-individual is an Owner, or if the deceased Annuitant is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

2.  Death of Owner

        If the Owner is not the Annuitant:

        (1) If there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner will become the Owner and Beneficiary and may elect to take the death benefit or elect to continue the Contract in force.

        (2) In all other cases, the Company will pay the death benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent
        Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary elects to become the Owner and Annuitant and to continue the Contract in force.

        If the Owner is not the Annuitant, and the Owner dies after annuity payments commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant at least as rapidly as under the payment option applicable on the Owner's death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

        If the Owner is the Annuitant (Owner/Annuitant):

        (1) If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

        (2) If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the death benefit or continue the Contract in force.

        (3) In all other cases, the Company will pay the death benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse and the Beneficiary Requests to become the Owner and Annuitant and to continue the Contract in force.

        Any death benefit payable to the Beneficiary upon an Owner's death will be distributed as follows:

        (1) If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse will be treated as the Owner and will be allowed to take the death benefit or continue the Contract in force; or

        (2) If the Beneficiary is a non-spouse individual, she/he may elect, not later than one year after the Owner's date of death, to receive the death benefit in either a single sum or payment under any of the variable or fixed annuity options available under the Contract, provided that (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and (b) such distributions begin not later than one year after the Owner's date of death. If no election is received by the Company from a non-spouse Beneficiary such that substantially equal installments have begun not later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The death benefit will be determined as of the date the payments commence; or

        (3) If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the death benefit must be completely distributed within five years of the Owner's date of death.

Beneficiary

        You may select one or more Beneficiaries. If more than one Beneficiary is selected, unless you indicate otherwise, they will share equally in any death benefit payable. You may change the Beneficiary any time before the Annuitant's death.

        You may, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by the Schwab Annuity Service Center, unless a certain date is specified by the Owner. If the Owner dies before the Request was processed, the change will take effect as of the date the Request was made, unless the Company has already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

        The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, the Company will pay the death benefit proceeds to the Owner's estate.

        If the surviving spouse of an Owner is the surviving Joint Owner, the surviving spouse will become the Beneficiary upon such Owner's death and may elect to take the death benefit or may elect to continue the Contract in force. If there is no surviving Joint Owner, and no named Beneficiary is alive at the time at the time of an Owner's death, any benefits payable will be paid to the Owner's estate.

Contingent Annuitant

        While the Annuitant is living, the Owner(s) may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed at the Schwab Annuity Service Center, unless a certain date is specified by the Owner(s).

        -------------------------------------------------------------------

                              CHARGES AND DEDUCTIONS
        -------------------------------------------------------------------

        No deductions are made from Contributions except for any applicable Premium Tax. Therefore, the full amount of the Contributions (less any applicable Premium Tax) are invested in the Contract.

        As more fully described below, charges under the Contract are assessed only as deductions for Premium Tax, if applicable, for certain Transfers, as a Contract Maintenance Charge, and as charges against the assets in the Owner's Variable Sub-Account(s) for our assumption of mortality and expense risks. In addition, a Market Value Adjustment may apply to withdrawals and surrenders, Transfers, amounts applied to purchase an annuity, and distributions resulting from death of the Owner or Annuitant if the amounts held in a Guarantee Period are paid out prior to the Guarantee Period Maturity Date.

Mortality and Expense Risk Charge

        We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) at the end of each Valuation Period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85% of the value of the net assets in your Variable Sub-Account(s). The approximate portion of this charge attributable to mortality risks is 0.68%; the approximate portion of this charge estimated to be attributable to expense risk is 0.17% of the value of the net assets in your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 0.85%.

        The Mortality and Expense Risk Charge is reflected in the Accumulation Unit Values for each of your Variable Sub-Accounts. Thus, this charge will continue to be applicable should you choose a variable annuity payment option or the periodic withdrawal option.

        Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the annuity tables and other provisions contained in the Contract. Thus you are assured that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

        We bear substantial risk in connection with the death benefit before the annuity commencement date, since we will pay a death benefit equal to the greater of the Annuity Account Value with a Market Value Adjustment, if applicable, as of the later of the date of death or the date the Request for payment is received, less Premium Tax, if any; or the sum of the Contributions paid, less partial withdrawals and/or Periodic Withdrawals, less any charges under Contract less Premium Tax, if any (i.e., we bear the risk of unfavorable experience in your Variable Sub-Accounts).

        The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than anticipated, or exceed the amount recovered through the Contract Maintenance Charge plus the amount, if any, recovered through Transfer Fees.

        If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. Conversely, if this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

        We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value only on each Contract anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have selected a payment option, this charge will cease to apply other than for the Periodic Withdrawal Option. The Contract Maintenance Charge is deducted from your Annuity Account Value allocated to the Schwab Money Market Investment Division. If you do not have sufficient Annuity Account Value allocated to the Schwab Money Market Investment Division to cover the Contract Maintenance Charge, then the charge or any portion thereof will be deducted on a pro rata basis from all your Variable Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Variable Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge. The Contract Maintenance Charges is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. This charge may also be waived for Contracts issued under certain sponsored arrangements. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Premium Tax

        We may be required to pay state premium taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, the premium tax rate in New York for annuities is 0%. Depending on applicable state law, we will deduct charges for the premium taxes we incur with respect to a particular Contract from the Contributions, from amounts withdrawn, or from amounts applied on the Payment Commencement Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Transfer Fee

        There will be a $10 charge for each Transfer in excess of twelve Transfers in any calendar year. We do not expect a profit from the Transfer fee for excess Transfers.

Other Taxes

        Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Expenses of the Eligible Funds

        The value of the assets in the Investment Divisions reflect the value of Eligible Fund shares and therefore the fees and expenses paid by each Eligible Fund. A complete description of the fees, expenses, and deductions from the Eligible Funds are found in the Eligible Funds' prospectuses. (See "The Eligible Funds," page __.) Current prospectuses for the Funds can be obtained by calling the Schwab Annuity Service Center at 800-838-0649, or by writing to the Schwab Annuity Service Center, P.O. Box 7806, San Francisco, California 94120-9327.

    -------------------------------------------------------------------

                              PAYMENT OPTIONS
    -------------------------------------------------------------------

Periodic Withdrawal Option

        The Owner may Request that all or part of the Annuity Account Value be applied to a Periodic Withdrawal Option. The amount applied to a Periodic Withdrawal is the Annuity Account Value with an MVA, if applicable, less Premium Tax, if any.

        In Requesting Periodic Withdrawals, the Owner must elect:

        -  The withdrawal frequency of either 12-, 6-, 3-, or 1-month intervals;

        -      A withdrawal amount; a minimum of $100 is required;

        -      The calendar day of the month on which withdrawals will be made;

        -      One withdrawal option; and

     - The allocation of withdrawals from the Owner's Variable and/or Fixed Sub-Account(s) as follows:

     1)   Prorate  the  amount  to  be  paid  across  all   Variable  and  Fixed
          Sub-Accounts in proportion to the assets in each sub-account; or

               2) Select the Variable and/or Fixed Sub-Account(s) from which withdrawals will be made. Once the Variable and/or Fixed Sub-Accounts have been depleted, the Company will automatically prorate the remaining withdrawals against all remaining available Variable and/or Fixed Sub-Accounts unless the Owner Requests the selection of another Variable and/or Fixed Sub-Account.

        The Owner may elect to change the withdrawal option and/or the frequency once each calendar year.

        While Periodic Withdrawals are being received:

     1. the Owner may continue to exercise all contractual rights that are available prior to electing an annuity option, except that no Contributions may be made;

        2. for Periodic Withdrawals from Guarantee Periods six or more months prior to its Guarantee Period Maturity Date, a Market Value Adjustment, if applicable, will be assessed;
        3. the Owner may keep the same investment options as were in force before periodic withdrawals began;
        4. charges and fees under the Contract continue to apply; and 5. maturing Guarantee Periods renew into the shortest Guarantee Period then available.

        Periodic Withdrawals will cease on the earlier of the date:

          1. the amount elected to be paid under the option selected has been reduced to zero;

        2.     the Annuity Account Value is zero;

            3. the Owner Requests that withdrawals stop stop the owner purchases an annuity option; or

        4.     an Owner or the Annuitant dies.

        The Owner must elect one of the following five (5) withdrawal options:

        1. Income for a Specified Period for at least thirty-six (36) months - The Owner elects the duration over which withdrawals will be made. The amount paid will vary based on the duration; or

        2. Income of a Specified Amount for at least thirty-six (36) months - The Owner elects the dollar amount of the withdrawals. Based on the amount elected, the duration may vary; or

        3. Interest Only - The withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between each withdrawal. Available only if 100% of the account value is invested in the Guarantee Period Fund; or

        4. Minimum Distribution - If this is an IRA contract, the Owner may Request minimum distributions as specified under Code Section 401(a)(9); or

        5. Any Other Form for a period of at least thirty-six (36) months - Any other form of Periodic Withdrawal which is acceptable to the Company.

        If Periodic Withdrawals cease, the Owner may resume making Contributions. The Owner may elect to restart a Periodic Withdrawal program; however, the Company may limit the number of times the Owner may restart a Periodic Withdrawal program.

        Periodic withdrawals may be taxable, subject to withholding and subject to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. A competent tax adviser should be consulted before a Periodic Withdrawal Option is requested. (See "Federal Tax Matters," page __.)


        You may Request a Periodic Withdrawal to remit fees paid to your Investment Manager or Financial Advisor; however, any such Periodic Withdrawal Requests must meet the requirements and comply with all terms and conditions applicable to Periodic Withdrawals, as described above. As well, there may be income tax consequences to any Periodic Withdrawal made for this purpose. (See "Cash Withdrawals," page .)


Annuity Date

        The date annuity payments commence may be chosen when the Contract is purchased or at a later date. This date must be at least one year after the initial Contribution. In the absence of an earlier election, the annuity date is the first day of the month of the Annuitant's 90th birthday.

        If an option has not been elected within 30 days of the annuity commencement date, the Annuity Account Value held in the Fixed Sub-Account(s) will be applied under Fixed Annuity Payment Option 3, discussed below, to provide payments for life with a guaranteed period of 20 years. The Annuity Account Value held in the Variable Sub-Account(s) will be applied under Variable Annuity Payment Option 1, discussed below, to provide payments for life with a guaranteed period of 20 years.

        Under section 401(a)(9) of the Code, a Contract which is purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements, which require that distributions under such a plan must begin by a specific date, and also that the entire interest of the plan participant must be distributed within certain specified periods under formulas that specify minimum annual distributions. The application of the minimum distribution requirements to each person will vary according to the person's age and other circumstances. A prospective purchaser may wish to consult a competent tax adviser regarding the application of the minimum distribution requirements. (See "Federal Tax Matters," page __.)

Annuity Options

        An annuity option may be selected by the Owner when the Contract is purchased, or at a later date. This selection may be changed, by Request, at any time up to 30 days before the annuity date. In the absence of an election, payments will automatically commence on the annuity date as described above. The amount to be applied is the Annuity Account Value on the annuity date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000 with an MVA, if applicable. If the amount is less than $2,000, the Company may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal. Payments may be elected to be received monthly, quarterly, semi-annually or annually. Payments to be made under the annuity payment option selected must be at least $50. The Company reserves the right to make payments using the most frequent payment interval which produces a payment of not less than $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from the Company.

        A single sum payment may be elected. If it is, then the amount to be paid is the Surrender Value. If the Owner elects a variable annuity with funds from the Owner's Variable Sub-Accounts, then the amount to be applied is the Annuity Account Value held in the Variable Sub-Account(s), as of the annuity commencement date, less any applicable Premium Tax. If the Owner elects a fixed annuity with funds from the Fixed Sub-Accounts, then the amount to be applied is the Annuity Account Value held in the Fixed Sub-Account(s), as of the annuity commencement date with an MVA, if applicable, less any applicable Premium Tax.

Fixed Annuity Payment Options

        Option 1: Income of Specified Amount

        The amount applied under this option may be paid in equal annual, semiannual, quarterly or monthly installments of the dollar amount elected for not more than 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same interval that was elected by the Owner.

        Option 2: Income for a Specified Period

        Payments are paid annually, semiannually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months. Upon death of the Annuitant, the Beneficiary will begin to receive the remaining payments at the same interval that was elected by the Owner.

        Option 3: Fixed Life Annuity with Guaranteed Period

        This option provides for monthly payments during a designated period and thereafter throughout the lifetime of the Annuitant. The designated period may be 5, 10, 15 or 20 years. Upon death of the Annuitant, for each remaining designated period, the amounts payable under this payment option will be paid to the Beneficiary.

        Option 4: Fixed Life Annuity

        This annuity is payable monthly during the lifetime of the Annuitant, terminating with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments of the annuity options. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment was due. Upon the death of the Annuitant, all payments cease and no amounts are payable to the Beneficiary.

        Option 5: Any Other Form

        This option allows an Owner the ability to choose any other form of annuity which is acceptable to the Company.

Variable Annuity Payment Options

        Option 1: Variable Life Annuity with Guarantee Period

        This option provides for payments during a designated period and thereafter throughout the life time of the Annuitant. The designated period may be 5, 10, 15 or 20 years. Upon death of the Annuitant, for each remaining designated period, the amounts payable under this payment option will be paid to the Beneficiary.


        Option 2:  Variable Life Annuity

        This annuity is payable during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments of the annuity options. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment was due. Upon the death of the Annuitant, all payments cease and no amounts are payable to the Beneficiary.

        Variable   annuity   payment   options  are  subject  to  the  following
provisions:

        Amount of First Payment

        The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th Valuation Date preceding the annuity commencement date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

        Annuity Units

        The number of Annuity Units paid to the Annuitant for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Accumulation Unit Value on the 5th Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

        Amount of Payments after the First

        Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Annuity Commencement Date

        Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa; however, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the annuity commencement date will be made by converting the number of Annuity Units being Transferred to the number of Accumulation Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

                                               ***

        For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

        If the age or sex of the Annuitant has been misstated, the payments established will be made on the basis of the correct age or sex. If payments were too large because of misstatement, the difference with interest may be deducted by the Company from the next payment or payments. If payments were too small, the difference with interest may be added by the Company to the next payment. This interest is at an annual effective rate which will not be less than the Contractual Guarantee of a Minimum Rate of Interest.

        The Payment Commencement Date and annuity options available for IRAs may also be controlled by endorsements, the plan documents, or applicable law.

        Once payments start under the annuity form selected by the Owner: (a) no changes can be made in the annuity form, (b) no additional Contributions will be accepted under the Contract, and (c) no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

                                                ***

        A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the time the annuity payments begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. (See "Federal Tax-Matters," below.)

            -------------------------------------------------------------------

                                     FEDERAL TAX MATTERS
            -------------------------------------------------------------------

Introduction

        The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. Further, this discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

        The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an IRA and receiving distributions from an IRA in order to continue receiving favorable tax treatment. Therefore, purchasers of IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an IRA is purchased with proceeds from and/or Contributions that qualify for the intended special federal income tax treatment.

Tax Status

        The Company is taxed as a life insurance company under Part I of Subchapter L of the Code.

Taxation of Annuities

In General

        Section 72 of the Code governs taxation of annuities in general. An Owner who is a natural person generally is not taxed on increases (if any) in the value of an Annuity Account Value until distribution occurs by withdrawing all or part of the Annuity Account Value (e.g., withdrawals or annuity payments under the annuity form elected). However, under certain circumstances, the Owner may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral.

        The Owner of an annuity contract who is not a natural person (e.g. a corporation) generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply in the following circumstances: (1) where the annuity Contract is acquired by the estate of a decedent, (2) where the Contract is held under an IRA, (3) where the Contract is a qualified funding asset for a structured settlement, and (4) where the Contract is purchased on behalf of an employee upon termination of a qualified plan. A prospective Owner that is not a natural person may wish to discuss these matters with a competent tax adviser.

        The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

        In the case of a withdrawal under an IRA, including withdrawals under the Periodic Withdrawal Option, a ratable portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

        With respect to Non-Qualified Contracts, partial withdrawals, including Periodic Withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity Payments

        Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the contract" will be taxed; after the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty Tax


        In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the recipient of payments under the Contract attains age 59 1/2; (2) made as a result of death or disability of the recipient of payments under the Contract; or (3) received in substantially equal periodic payments (at least annually) for life or life expectancy of the Owner or the joint lives or life expectancies of the Owner and a "designated beneficiary." Other exemptions or tax penalties may apply to distributions for a Non-Qualified Contract or to certain distributions pursuant to an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.


Taxation of Death Benefit Proceeds

        Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution-at-Death Rules


        In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: (A) if any Contract Owner dies on or after the date annuity payments commence, and before the entire interest in the Contract has been distributed, the remainder of his interest will not be distributed under a slower distribution schedule than that provided for in the method in effect on the Contract Owner's death; and (B) if any Contract Owner dies before the date annuity payments commence, his entire interest must generally be distributed within five years after the date of death provided that if such interest is payable to a designated Beneficiary, then such interest may be made over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments commence within one year after the Contract Owner's death. If the sole designated Beneficiary is the spouse of the Contract Owner, the Contract may be continued in the name of the spouse as Contract Owner. The designated Beneficiary is the natural person designated by the terms of the Contract or by the Contract Owner as the individual to whom ownership of the contract passes by reason of the Contract Owner's death. If the Contract Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Contract Owner. Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to the rules in Section 401(a)(9) of the Code.


Transfers, Assignments, or Exchanges

        A Transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences to the Owner that are not discussed herein. An Owner contemplating any such designation, transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts

        All deferred, non-qualified annuity contracts that are issued by the Company (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. Amounts received under any such Contract may be taxable (and may be subject to the 10% Penalty
Tax) to the extent of the combined income in all such Contracts. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

Withholding

        Annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Possible Changes in Taxation

        In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Section 1035 Exchanges


        Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Contracts issued on or after January 19, 1985 in an exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules. Special rules apply to Contracts issued prior to August 14, 1982. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.


Individual Retirement Annuities

        The Contract may be used with IRAs as described in Section 408 of the Code. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" following the rules set out in the Code to maintain favorable tax treatment, to an Individual Retirement Annuity. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of the Contract for use with IRA's will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of purchase of the IRA Contract.

        Various tax penalties may apply to contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRA's.

        If a Contract is issued in connection with an employer's Simplified Employee Pension ("SEP") plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

        If a Contract is purchased to fund an IRA the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

               At the time the Initial Contribution is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial Contribution stated above. Additional Contributions under a Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract; we will not accept an additional Contribution under a Contract if the federal income tax treatment of such Contribution would be different from that of the initial Contribution.

Seek Tax Advice

     The foregoing discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. Further, the federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A COMPETENT TAX ADVISER SHOULD BE CONSULTED FOR FURTHER INFORMATION.
-------------------------------------------------------------------

                            ASSIGNMENTS OR PLEDGES
-------------------------------------------------------------------

        Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant; however, if the Contract is an IRA, the Owner may not assign the Contract as collateral.

        If a non-IRA Contract is assigned, the interest of the assignee has priority over the interest of the Owner and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

        A copy of any assignment must be submitted to the Company at the Schwab Annuity Service Center. Any assignment is subject to any action taken or payment made by the Company before the assignment was processed. The Company is not responsible for the validity or sufficiency of any assignment.

        If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. A competent tax adviser should be consulted for further information.

         -------------------------------------------------------------------

                                  PERFORMANCE DATA
         -------------------------------------------------------------------

        From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Schwab Money Market Investment Division. These figures will be based on historical information and are not intended to indicate future performance.

        The yield of the Schwab Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

        The yield of an Investment Division (other than the Schwab Money Market Investment Division) refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.


     The yield calculations do not reflect the effect of any Premium Tax that may be applicable to a particular Contract. To the extent that premium taxes are applicable to a particular Contract, the yield of that Contract will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information. Investment Division Yield Effective Yield Money Market 5.13% 5.27%

        The following table illustrates standardized and non-standardized average annual total return for the one, three, five and ten year periods (or since inception, as appropriate) ended December 31, 1997. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided. Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract; however, the standardized data is calculated form the inception date of the Investment Division and the non-standardized data is calculated for periods preceding the inception date of the Investment Division. certain of the Investment Divisions presently have no standardized data. Such data will provided when it becomes available. For additional information regarding yields and total returns calculated using the standard formats briefly described herein, please refer to the Statement of Additional Information.



                                                                               Since                     Since
 Investment Division                     One       Three      Five      Ten Inception Inception Date of  Inception of Inception Date
 -------------------                                                                                                        OF
                                        Year       Year       Year     Year   of    Investment Division  Underlying Underlying Fund
                                        ----       ----       ----     ----    ---     --------------------  ----   ----------------
                                                                           Investment          Fund
                                                                            Division
 Alger American                        26.79%     23.74%    18.29%      NA       13.74%     5/1/97             18.43%    1/9/89

  Growth Portfolio
 Alger American Small                  10.46%     17.74%    11.68%      NA       19.42%     5/1/97             18.21%    9/21/88
 Capitalization Portfolio






 American Century VP Capital           -4.08%     5.76%      4.86%    7.77%      28.59%     5/1/97             8.41%     1/20/87
 Appreciation
 American Century VP International                                                          5/1/97
                                       17.67%     14.10%      NA        NA       16.63%                        9.67%     5/1/94
 Berger IPT-Small Company Growth                                                            5/1/97
 Fund                                  20.32%       NA        NA        NA        6.38%                        10.95%    5/1/96
 Federated American Leaders Fund II    31.23%     27.99%      NA        NA       20.46%     5/1/97             20.37%    2/1/94
 Federated Fund for U.S. Government    7.68%      6.26%       NA        NA       11.14%     5/1/97             5.48%     3/29/94
 Securities
 Federated Utility Fund II                                                                  5/1/97
                                       25.58%     19.58%      NA        NA       16.81%                        15.55%    4/14/94
 INVESCO VIF-High  Yield Portfolio     16.34%     16.88%      NA        NA       11.87%     5/1/97             13.92%    5/27/94
 INVESCO VIF-Industrial Income         27.08%     25.46%      NA        NA       20.95%     5/1/97             22.52%    8/10/94
 Portfolio
 INVESCO VIF-Total Return Portfolio    21.90%     18.19%      NA        NA       12.19%     5/1/97             15.33%    6/2/94
 Janus Aspen Aggressive Growth         11.71%     14.76%      NA        NA        7.31%     5/1/97             18.21%    9/13/93
 Portfolio
 Janus Aspen                           21.71%     22.63%      NA        NA       -19.44%    5/1/97             16.68%    9/13/93

  Growth Portfolio
 Janus Aspen Worldwide                 21.12%     25.08%      NA        NA       17.07%     5/1/97             21.88%    9/13/93

  Growth Portfolio
 Lexington Emerging Markets Fund       -12.31%    -3.82%      NA        NA       -11.97%    5/1/97             -2.67%    3/30/94
 Montgomery Variable Series:           27.49%       NA        NA        NA       11.93%     5/1/97             28.62%    2/9/96
 Growth Fund
 Montgomery Variable Series:           -5.91%       NA        NA        NA       14.17%     5/1/97             -0.97%    9/30/96
 International Small-Cap Fund
 SAFECO RST Equity Portfolio                                                                5/1/97
                                       23.79%     25.00%    21.76%    18.23%     15.80%                        15.18%    4/3/87
 Schwab MarketTrack Growth             23.53%       NA        NA        NA       10.67%     5/1/97             23.56%    11/1/96
 Portfolio II
 Schwab S&P 500 Portfolio                                                                   5/1/97
                                       31.34%       NA        NA        NA       13.10%                        31.99%    11/1/96
 SteinRoe Special Venture Fund         6.89%      14.24%    15.02%      NA        6.98%     5/1/97             15.46%    1/3/89
 Strong Discovery Fund II                                                                   5/1/97
                                       10.45%     13.98%    10.94%      NA        4.05%                        11.18%    5/8/92
 Van Eck Worldwide Hard Assets Fund    -2.56%     7.68%     14.14%      NA       -0.57%     5/1/97             6.27%
                                                                                                                         9/1/89
 Van Kampen American Capital           20.44%       NA        NA        NA        5.55%    9/15/97             26.82%
 LIT-Morgan Stanley Real Estate                                                                                          7/3/95
 Securities Portfolio



        Performance information for any Investment Division reflects only the performance of a hypothetical Contract under which Annuity Account Value is allocated to an Investment Division during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the Eligible Funds in which the Investment Division invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

        Reports and promotional literature may also contain other information including (1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

        We may from time to time also disclose cumulative (non-annualized) total returns for the Investment Divisions. We may from time to time also disclose yield and standard total returns for any or all Investment Divisions.

        We may also advertise performance figures for the Investment Divisions based on the performance of an Eligible Fund prior to the time the Series Account commenced operations.

        For   additional   information   regarding  the   calculation  of  other
performance data, please refer to the Statement of Additional Information.

          -------------------------------------------------------------------

                                   DISTRIBUTION OF THE CONTRACTS
          -------------------------------------------------------------------

     Charles Schwab & Co., Inc. ("Schwab") is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 101 Montgomery, San Francisco, California 94104, telephone 800-838-0649.

        Certain administrative services are provided by Schwab to assist the Company in the processing of the Contracts, which services are described in written agreements between Schwab and the Company. The Company has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

                                    SELECTED FINANCIAL DATA


        The following is a summary of certain financial data of the Company. This summary has been derived in part from, and should be read in conjunction with, the financial statements of the Company included elsewhere in this Prospectus.

               (Dollars in Thousands)                                                         For the Period from
                                                                             April 4, 1997
                                                                        (Inception) through   December 31, 1997

          INCOME STATEMENT DATA
           Premiums and other                                            $       21
          income
           Net investment income                                                243
           Total Revenues                                                       264

           Total benefits and expenses                                          213
           Income tax expense                                                     18

                                                                         ===============

           Net Income                                                    $       33

                                                                         ===============


          BALANCE SHEET DATA
             Investment assets                                           $  5,381
             Separate account assets                                         9,045
             Total assets                                                  16,154
             Total policyholder liabilities                                       84
             Total shareholder's equity                                      6,538


                MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL
                       CONDITION AND RESULTS OF OPERATIONS

The Company

        The Company is authorized to engage in the sale of life insurance, annuities, and accident and health insurance. The Company became licensed to do business in New York and Iowa in 1997. The Company's business is currently limited to the sale of individual annuity products.

        The Company was capitalized on April 4, 1997. The table that follows summarizes premiums and deposits for the period April 4, 1997 through December 31, 1997. For further information concerning the Company.

              (Dollars in Thousands)

              Premiums and other income                            $
                                                                      21
              Deposits for Investment-type contracts
                                                                      84
              Deposits to Separate Accounts
                                                                      9,121


        Management's discussion and analysis of financial condition and results of operations of the Company for the period from April 4, 1997 (inception) to December 31, 1997 follows. In connection with, and because it desires to take advantage of, the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in the following discussion and elsewhere in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the SEC. Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. In particular, statements using verbs such as "expect," "anticipate," "believe," or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future or projected levels of sales of the Company's products, investment spreads or yields, or the earnings or profitability of the Company's activities.

        Forward-looking statements are necessarily based upon estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which, with respect to future business decisions, are subject to change. These uncertainties and contingencies can affect actual results and could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company. Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable events or developments, some of which may be national in scope, such as general economic conditions and interest rates, some of which may be related to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation, and others of which may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio, and other factors. Readers are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC.

Results of Operations

        The Company's operations during the period April 4, 1997 (inception) to December 31, 1997 were focused on obtaining a New York insurance license (which occurred May 28, 1997), and preliminary marketing activities.

        Sales have been limited to individual fixed and variable qualified and non-qualified deferred annuities marketed through Charles Schwab & Co., Inc. Although sales of fixed annuities have been minimal ($84 thousand), contributions received for variable annuities were $9.1 million for the period the Company has been licensed.

        The net income of $33 thousand was the result of investment income on surplus less operating expenses associated with establishing the Company.

        It is expected that the sale of individual annuities will continue and increase during 1998. The Company will continue to focus its efforts on individual annuity sales while continuing to develop other products for submission to the New York Department of Insurance for approval.

        The Company's investment strategies and portfolios are intended to match the duration of the related liabilities and provide sufficient cash flow to meet obligations while maintaining a competitive rate of return. At December 31, 1997, $5.0 million of the Company's general funds were invested in a U.S. Treasury Note with a maturity date of May 31, 1998, and the remainder in short term investments.


Liquidity and Capital Resources


        The Company meets its operating requirements by maintaining appropriate levels of liquidity in its investment portfolio. Liquidity for the Company is strong, as evidenced by significant amounts of short-term investments and cash, which totaled $2.0 million as of December 31, 1997. As discussed above, the Company and GWL&A have an agreement whereby GWL&A has undertaken to provide the Company with certain financial support related to maintaining required statutory surplus and liquidity.

Accounting Pronouncements

        Effective January 1, 1998, the Company will implement SFAS No. 130, "Reporting Comprehensive Income", which requires the disclosure of comprehensive income and its components. The Company recognizes unrealized gains and losses, net of adjustments, on its investments available for sale portfolio. These items are considered to be comprehensive income.

        Effective October 1, 1998, the Company will implement the disclosure requirements of SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 redefines how operating segments are determined and requires disclosure of certain financial and descriptive information about a company's operating segments. The Company anticipates, with the adoption of SFAS No. 131, that it will incorporate segment disclosures of its current operating units. The Company believes the segment information required to be disclosed under SFAS No. 131 will be more comprehensive than previously provided, including expanded disclosures of income statement and balance sheet items for each of its reportable operating segments.

Year 2000

        As mentioned, GWL&A provides administrative services to the Company. GWL&A has a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. GWL&A has developed detailed plans that it expects to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs in 1998 and early 1999. GWL&A anticipates that its systems will be year 2000 compliant on or about first quarter 1999, but there can be no assurance that GWL&A will be successful, or that interaction with other service providers will not impair the Company's services at that time.

Reserves

        Reserves for deferred annuities are equal to cumulative deposits plus credited interest less withdrawals and other charges. With additions from deposits to be received and interest, such reserves are expected to be sufficient to meet the Company's contract obligations at their maturities, and pay expected death or retirement benefits or surrender requests.

Investments

        GWL&A  manages  the  Company's   general  and  Separate  Account  funds.
Investments under management at year-end 1997 totaled $14.4 million, comprised of $5.4 million of general funds and $9.0 million of Separate Account assets.

        The limited size of the Company's investment portfolio makes it difficult to diversify and avoid industry concentration at this time. At December 31, 1997, $5.0 million of the Company's general funds were invested in a U.S. Treasury Note with a maturity date of May 31, 1998, and the remainder in short term investments.

Regulation

General

                The Company must comply with the insurance laws of New York and Iowa. This includes regulations governing rates, solvency, standards of business conduct and various insurance and investment products. The form and content of statutory financial reports and the type and concentration of investments are also regulated.

        The Company's operations and accounts are subject to examination by the New York Insurance Division at specified intervals.

Solvency Regulation

        The National Association of Insurance Commissioners has adopted risk-based capital rules for life insurance companies. These rules recommend a specified level of capital depending upon the types and quality of investments held, the types of business written, and the types of liabilities maintained. Depending on the ratio of the insurer's adjusted capital to its risk based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. Based on the Company's December 31, 1997 statutory financial reports, the Company was well within these rules.

        The National Association of Insurance Commissioners Insurance Regulatory Information System ratios are another set of tools used by regulators to provide an "early warning" as to when a company may require special attention. There are twelve categories of financial data with defined usual ranges for each. For 1997, the Company anticipates that it will fall outside of the usual ranges for several categories due to the start-up nature of its operations.

Insurance Holding Company Regulations

        The Company is subject to and complies with insurance holding company regulations in New York. These regulations contain certain restrictions and reporting requirements for transactions between an insurer and its affiliates, including the payments of dividends. They also regulate changes in control of an insurance company.

Securities Laws

        The Company is subject to various levels of regulation under federal securities laws. The Company's Separate Accounts are registered under the Investment Company Act of 1940 and the offerings of the Company's annuity products are registered under the Securities Act of 1933.

Ratings

        The Company is rated by a number of nationally recognized rating agencies. The ratings represent the opinion of the rating agencies on the financial strength of the Company and its ability to meet the obligations of its insurance policies. The ratings take into account an agreement whereby GWL&A has undertaken to provide the Company with certain financial support related to maintaining required statutory surplus and liquidity; however, these ratings and the Company's financial strength do not extend to the investment return or principal value of the Company's separate accounts.


Rating Agency                    Measurement                                  Rating

-----------------------------    ------------------------------------------   ------------


A.M. Best Company                Financial Condition and Operating            AA+    *
                                 Performance

Duff & Phelps Corporation        Claims Paying Ability                        AAA    *

Standard & Poor's                Claims Paying Ability                        AA      **
Corporation

Moody's Investors Service        Insurance Financial Strength                 Aa3    ***

*     Highest ratings available.
**   Third highest rating out of 19 rating categories.
***  Fourth highest rating out of 19 rating categories.

Miscellaneous

        No customer accounted for 10% or more of the Company's consolidated revenues in 1997. The Company's business is not dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company.

        As mentioned, the Company distributes its annuity products through Charles Schwab and Co., Inc. pursuant to a marketing agreement. The loss of business from this agent would have a material effect on the Company's distribution process.

        The Company and GWL&A have an administration service agreement whereby GWL&A administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio The Company leases its home office in Albany, New York.


Directors and Officers


        Set forth below is information concerning the Company's directors and executive officers, together with their principal occupation for the past five years. Unless otherwise indicated, all of the directors have been engaged for not less than five identified.

Director                                         Principal Occupation(s) For
                                                       Last Five Years

Marcia D. Alazraki                    Partner, Kalkines, Arky, Zall & Bernstein LLP
                                      since January, 1998; previously Counsel, Simpson
                                      Thacher & Bartlett

James Balog                           Company Director

James W. Burns, O.C.                  Chairman of the Boards of Great-West Lifeco,
                                      Great-West Life, London Insurance Group Inc. and
                                      London Life Insurance Company; Deputy Chairman,
                                      Power Corporation

Paul Desmarais, Jr.                   Chairman and Co-Chief Executive Officer, Power
                                      Corporation; Chairman, Power Financial

Robert Gratton                        Chairman of the Board of GWL&A; President and
                                      Chief Executive Officer, Power Financial

N. Berne Hart (1)                     Company Director

Stuart Z. Katz                        Partner, Fried, Frank, Harris, Shriver &
                                      Jacobson

William T. McCallum                   Chairman, President and Chief Executive Officer
                                      of the Company; President and Chief Executive
                                      Officer, GWL&A; President and Chief Executive
                                      Officer, United States Operations, Great-West
                                      Life

Brian E. Walsh (1)                    Co-Founder and Managing Partner, Veritas Capital
                                      Management, LLC since September 1997; previously
                                      Partner, Trinity L.P. from January 1996;
                                      previously Managing Director and Co-Head, Global
                                      Investment Bank, Bankers Trust Company


Executive Officers                               Principal Occupation(s) For
                                                       Last Five Years

William T. McCallum Chairman,         Chairman, President and Chief Executive Officer
President and Chief Executive         of the Company; President and Chief Executive
Officer                               Officer, GWL&A;  President and Chief Executive
                                      Officer, United States Operations, Great-West
                                      Life

Dennis Low                            Executive Vice President, Financial Services of
Executive Vice President, Financial   the Company, GWL&A and Great-West Life
Services

James D. Motz                         Executive Vice President, Employee Benefits of
Executive Vice President,             the Company, GWL&A and Great-West Life
Employee Benefits

Douglas L. Wooden                     Executive Vice President, Financial Services of
Executive Vice President,             the Company, GWL&A and
Financial Services                    Great-West Life

Mitchell T.G. Graye                   Senior Vice President, Chief Financial Officer
Senior Vice President, Chief          of the Company and GWL&A; Senior Vice President,
Financial Officer                     Chief Financial Officer, United States,
                                      Great-West Life








John T. Hughes                        Senior Vice President, Chief Investment Officer
Senior Vice President,                of the Company and GWL&A; Senior Vice President,
Chief Investment Officer              Chief Financial Officer, United States,
                                      Great-West Life

D. Craig Lennox                       Senior Vice President, General Counsel and
Senior Vice President, General        Secretary of the Company and GWL&A; Senior Vice
Counsel and Secretary                 President and Chief U.S. Legal Officer,
                                      Great-West Life

Martin Rosenbaum                      Senior Vice President, Employee Benefits
Senior Vice President, Employee       Operations of the Company, GWL&A and Great-West
Benefits Operations                   Life

Robert K. Shaw                        Senior Vice President, Individual Markets of the
Senior Vice President, Individual     Company, GWL&A and Great-West Life
Markets


Compensation of Executive Officers

        The executive officers of the Company are not compensated for their services to the Company. They are compensated as executive officers of GWL&A.

Compensation of Directors

        For each director of the Company who is not also a director of GWL&A, Great-West Life or Great-West Lifeco, the Company pays an annual fee of $10,000. For each director of the Company who is also a director of GWL&A, Great-West Life or Great-West Lifeco, the Company pays an annual fee of $5,000. The Company pays each director a meeting fee of $1,000 for each meeting of the Board of Directors or a committee thereof attended. In addition, all directors are reimbursed for incidental expenses. The above amounts are paid in the currency of the country of residence of the director.

Security Ownership of Certain Beneficial Owners

        As of March 1, 1998, the following sets out the beneficial owners of more than 5% of the Company's voting securities:

     (1) 100% of the Company's 2,500 outstanding common shares are owned by Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Englewood, Colorado 80111.

     (2) 100% of GWL&A's outstanding common shares are owned by The Great-West Life Assurance Company, 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

     (3)  99.5%  of  the  outstanding  common  shares  of  The  Great-West  Life
          Assurance Company are owned by Great-West Lifeco Inc., 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

     (4) 81.2% of the outstanding common shares of Great-West Lifeco Inc. are controlled by Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

     (5) 67.7% of the outstanding common shares of Power Financial Corporation are owned by 171263 Canada Inc., 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

     (6)  100% of the outstanding  common shares of 171263 Canada Inc. are owned
          by  Marquette   Communications   Corporation,   751  Victoria  Square,
          Montreal, Quebec, Canada H2Y 2J3.

     (7) 100% of the outstanding common shares of Marquette Communications Corporation are owned by Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

     (8) Mr. Paul Desmarais, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

Security Ownership of Management

        The following table sets out the number of equity securities, and exercisable options for equity securities, of the Company or any of its parents or subsidiaries, beneficially owned, as of March 1, 1998, by (i) the directors of the Company; and (ii) the directors and executive officers of the Company as a group.


---------------------- --------------------------------------------------------------------------

                                                        Company

                       --------------------------------------------------------------------------
                       ------------- ---------------- -------------------- ----------------------

                       The           Great-West       Power Financial      Power Corporation of
                       Great-West    Lifeco Inc.      Corporation          Canada
                       Life
                       Assurance
                       Company
                       (1)           (2)              (3)                  (4)

                       ------------- ---------------- -------------------- ----------------------

Directors


-------------------------------------------------------------------------------------------------
---------------------- ------------- ---------------- -------------------- ----------------------

M.D. Alazraki               -               -                  -                     -

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

J. Balog                    -               -                  -                     -

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

J. W. Burns                 50           56,000              4,000                200,320
                                                                              101,750 options

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

P. Desmarais, Jr.           50           30,000                -              306,750 options

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

R. Gratton                  -            165,000            155,000                2,500
                                                       2,160,000 options      150,000 options

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

N.B. Hart                   -               -                  -                     -

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

S.Z. Katz                   -               -                  -                     -

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

W.T. McCallum               17           35,133             52,000                   -
                                     60,000 options

---------------------- ------------- ---------------- -------------------- ----------------------
---------------------- ------------- ---------------- -------------------- ----------------------

B.E. Walsh                  -               -                  -                   3,700

---------------------- ------------- ---------------- -------------------- ----------------------
-------------------------------------------------------------------------------------------------


Directors and Executive
Officers as a Group


-------------------------------------------------------------------------------------------------
---------------------- ------------- ---------------- -------------------- ----------------------

                           117           317,635            275,600               206,520
                                     185,600 options   2,368,000 options      558,500 options

---------------------- ------------- ---------------- -------------------- ----------------------


(1) All holdings are common shares of The Great-West Life Assurance Company.
(2) All holdings are common shares, or where indicated, exercisable options for common shares, of Great-West Lifeco Inc. (3) All holdings are common shares, or where indicated, exercisable options for common shares, of Power Financial Corporation. (4) All holdings are subordinate voting shares, or where indicated, exercisable options for subordinate voting shares, of Power
        Corporation of Canada.

        The number of common shares and exercisable options for common shares of Power Financial Corporation held by R. Gratton represents 1.31% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. The number of common shares and exercisable options for common shares of Power Financial Corporation held by the directors and executive officers as a group represents 1.50% of the total number of common shares and exercisable options for common shares of Power Financial Corporation outstanding. None of the remaining holdings set out above exceed 1% of the total number of shares and exercisable options for shares of the class outstanding.

Certain Relationships and Related Transactions

        M.D. Alazraki, a director of the Company, was an attorney with two law firms which provided legal services to the Company. From January 1, 1997 through March 16, 1998, the amount of such services was approximately $218,000.

     -------------------------------------------------------------------

                                VOTING RIGHTS
     -------------------------------------------------------------------

        To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by the Company at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Funds shares in our own rights, we may elect to do so.

        Before the annuity commencement date, you the Owner, have the voting interest. The number of votes which are available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to a Contract will decrease as annuity payments are made.

        The number of votes of an Eligible Fund will be determined as of the date coincident with the date established by that Eligible Fund for determining shareholders eligible to vote at the meeting of the Eligible Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

        Shares as to which no timely instructions are received and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

        Each person or entity having a voting interest in a Investment Division will receive proxy material, reports and other material relating to the appropriate Eligible Fund.

        It should be noted that generally the Eligible Funds are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

        Contract Owners have no voting rights in the Company.

  -------------------------------------------------------------------

                    RIGHTS RESERVED BY THE COMPANY
  -------------------------------------------------------------------

        The Company reserves the right to make certain changes if, in its judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes the Company may make include:

        - To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

        -  To  transfer  any  assets  in  any  Investment  Division  to  another
        Investment Division, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Investment Divisions of the Series Account.

        - To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

        - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

          - To change the time or time of day at which a Valuation Date is deemed to have ended.

        - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit the Company to take, including to change the way the Company assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which the Company has guaranteed.

    -------------------------------------------------------------------

                             LEGAL PROCEEDINGS
    -------------------------------------------------------------------

        There are at present no material legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. The Company is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which the Company is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of the Company.

    -------------------------------------------------------------------

                               LEGAL MATTERS
    -------------------------------------------------------------------


        Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP. The organization of the Company, the Company's authority to issue the Contract, and the validity of the form of the Contract have been passed upon by W. Kay Adam, Vice President, Counsel and Associate Secretary of the Company.


    -------------------------------------------------------------------

                                  EXPERTS
    -------------------------------------------------------------------


        The consolidated financial statements of First Great-West Life & Annuity Insurance Company for the period from April 4, 1997 (inception) to December 31, 1997, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     -------------------------------------------------------------------

                            AVAILABLE INFORMATION
     -------------------------------------------------------------------

        We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration
Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is hereby made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, as to the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Commission located at 450 Fifth Street, N.W., Washington, D.C.

        The   Statement  of  Additional   Information   contains  more  specific
information relating to the Series Account and First GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.     General Information
        2. First Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account
        3.     Calculation of Annuity Payments
        4.     Postponement of Payments
        5.     Services
        6.     Withholding
        7.     Calculation of Performance Data

                                            Appendix A

On the following pages are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example #1 - Increasing Interest Rates

        Deposit:                    $25,000 on November 1, 1996
        Maturity Date:              December 31, 2006
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2001
        j:                          7.00%
        Amount Surrendered:         $10,000
        N:                          65

               MVAF   =      {[(1 + i)/(1 + j)]N/12} - 1
                      =      {[1.0615/1.07]65/12} - 1
                      =      .957718 - 1
                      =      -.042282

               MVA    =      (amount Transferred or surrendered) x MVAF
                      =      $10,000 x - .042282
                      =      - $422.82

            Surrender Value = (amount Transferred or surrendered + MVA)x(1-CDSC)
                                    =       ($10,000 + - $422.82)x(1-0)
                                    =       $9,577.18


        Example #2 - Decreasing Interest Rates

        Deposit:                            $25,000 on November 1, 1996
        Maturity Date:              December 31, 2006
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2001
        j:                          5.00%
        Amount Surrendered:         $10,000
        N:                          65

               MVAF   =      {[(1 + i)/(1 + j)]N/12} - 1
                      =      {[1.0615/1.05]65/12} - 1
                      =      .060778

               MVAF   =      (amount Transferred or surrendered) x MVAF
                      =      $10,000 x .060778
                      =      $607.78

            Surrender Value = (amount Transferred or surrendered + MVA)x(1-CDSC)
                                    =       ($10,000 + $607.78)x(1-0)
                                    =       $10,607.78

        Example #3 - Flat Interest Rates

        Deposit:                            $25,000 on November 1, 1996
        Maturity Date:              December 31, 2006
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2001
        j:                          6.24%
        Amount Surrendered:         $10,000
        N:                          65

               MVAF   =      {[(1 + i)/(1 + j)]N/12} - 1
                      =      {[1.0615/1.0624]65/12} - 1
                      =      .995420 - 1
                      =      -.004580

               MVA    =      (amount Transferred or surrendered) x MVAF
                      =      $10,000 x -.004589
                      =      - $45.80

           Surrender Value = (amount Transferred or surrendered + MVA)x(1-CDSC)
                                    =       ($10,000 - $45.80)x(1-0)
                                    =       $9,954.20


        Example #4 - N is less than 6 (less than 6 months to maturity)

        Deposit:                            $25,000 on November 1, 1996
        Maturity Date:              December 31, 2006
        Interest Guarantee Period:  10 years
        i:                          assumed to be 6.15%
        Surrender Date:                     July 1, 2006
        j:                          7.00%
        Amount Surrendered:         $10,000
        N:                          5

        MVAF   =      {[(1 + i)/(1 + j)]N/12} - 1
               =      {[1.0615/1.07]5/12} - 1
               =      .99668 - 1
               =      -.00332
               However, N is less than 6, so MVAF = 0

        MVAF   =      (amount Transferred or surrendered) x MVAF
               =      $10,000 x 0
               =      $0

        Surrender Value = (amount Transferred or surrendered + MVA)x(1-CDSC)
                             =      ($10,000 + $0)x(1-0)
                             =      $10,000

              FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A wholly-owned subsidiary of Great-West Life and Annuity Insurance Company)

               Financial   Statements   for  the  period   from  April  4,  1997
               [Inception] to December 31, 1997 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


Tothe Board of Directors  and  Stockholder  of First  Great-West  Life & Annuity
  Insurance Company:

We have  audited  the  accompanying  balance  sheet of First  Great-West  Life &
Annuity Insurance Company (a wholly-owned subsidiary of Great-West Life and Annuity Insurance Company) as of December 31, 1997, and the related statements of income, stockholder's equity, and cash flows for the period from April 4, 1997 [inception] to December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First Great-West Life & Annuity Insurance Company as of December 31, 1997, and the results of its operations and its cash flows for the period from April 4, 1997 [inception] to December 31, 1997 in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE  LLP
Denver, Colorado

January 23, 1998

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

BALANCE SHEET
DECEMBER 31, 1997
----------------------------------------------
[Dollars in thousands except for share information.]

ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value (amortized cost $4,987)  $        4,995
  Short-term investments, available-for-sale (cost approximates fair value)               386
                                                                                 --------------
      Total Investments                                                                 5,381

Cash                                                                                    1,648
Investment income due and accrued                                                          24
Other assets                                                                                6
Deferred income taxes                                                                      50
Separate account assets                                                                 9,045
                                                                                 --------------

      TOTAL ASSETS                                                             $       16,154
                                                                                 ==============

LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
  Policy reserves                                                              $           84

GENERAL LIABILITIES:
  Due to Parent Corporation                                                               155
  Other liabilities                                                                       332
  Separate account liabilities                                                          9,045
                                                                                 --------------
      Total Liabilities                                                                 9,616
                                                                                 --------------

STOCKHOLDER'S EQUITY:
  Common stock, $1,000 par value, 2,500 shares authorized,
     issued and outstanding                                                             2,500
  Additional paid-in capital                                                            4,000
  Net unrealized gain on securities available-for-sale                                      5
  Retained earnings                                                                        33
                                                                                 --------------
      Total Stockholder's Equity                                                        6,538
                                                                                 --------------

      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                               $       16,154
                                                                                 ==============


See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF INCOME
FOR THE PERIOD APRIL 4, 1997 [INCEPTION] TO DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
[Dollars in Thousands]






REVENUES:
  Annuity contract charges and premiums                                       $           21
  Net investment income                                                                  243
                                                                                ---------------

                                                                                         264
                                                                                ---------------
EXPENSES:
  Commissions                                                                              9
  Operating expenses                                                                     204
                                                                                ---------------

                                                                                         213
                                                                                ---------------

INCOME BEFORE INCOME TAXES                                                                51

PROVISION FOR INCOME TAXES:
  Current                                                                                 71
  Deferred                                                                               (53)
                                                                                ---------------

                                                                                          18
                                                                                ---------------

NET INCOME                                                                    $           33
                                                                                ===============












See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF STOCKHOLDER'S EQUITY
FOR THE PERIOD APRIL 4, 1997 [INCEPTION] TO DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
[Dollars in Thousands]

                                                                          Additional        Net
                                                                           Paid-in       Unrealized      Retained
                                               Shares        Amount        Capital         Gains         Earnings        Total
                                            -------------  ------------  -------------  -------------  -------------  -------------

Capital contribution                            2,500    $     2,500   $      4,000   $              $              $      6,500

Change in net unrealized gains                                                                   5                             5

Net income                                                                                                    33              33
                                            -------------  ------------  -------------  -------------  -------------  -------------

BALANCE, DECEMBER 31, 1997                      2,500    $     2,500   $      4,000   $          5   $        33    $      6,538
                                            =============  ============  =============  =============  =============  =============














See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 4, 1997 [INCEPTION] TO DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
[Dollars in Thousands]



OPERATING ACTIVITIES:

    Net income                                                                  $          33
    Adjustments to reconcile net income to
      net cash provided by operating activities -
       Amortization of investments                                                        (19)
       Deferred income taxes                                                              (53)
    Changes in assets and liabilities:
        Investment income due and accrued                                                 (24)
        Other, net                                                                        326
                                                                                  -------------
                 Net cash provided by operating activities                                263
                                                                                  -------------

INVESTING ACTIVITIES:

    Purchases of fixed maturity investments -
             Available-for-sale                                                        (5,354)
                                                                                  -------------
                 Net cash used in investing activities                                 (5,354)
                                                                                  -------------

FINANCING ACTIVITIES:

    Contract deposits                                                                      84
    Due to Parent Corporation                                                             155
    Capital contributions                                                               6,500
                                                                                  -------------
                 Net cash provided by financing activities                              6,739
                                                                                  -------------

NET INCREASE IN CASH                                                                    1,648

CASH, BEGINNING OF PERIOD                                                                   0
                                                                                  -------------

CASH, END OF PERIOD                                                             $       1,648
                                                                                  =============





See notes to financial statements.

FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD APRIL 4, 1997 [INCEPTION] TO DECEMBER 31,1997
----------------------------------------------------------------------
[Dollars in Thousands, except Share Amounts]


1.      ORGANIZATION

        Organization - First Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (the Parent Corporation). The Company was incorporated as a stock life insurance company in the State of New York and was capitalized on April 4, 1997, through a $6,000 cash investment from the Parent Corporation for 2,000 shares of common stock. On December 29, 1997, the Company issued an additional 500 shares of common stock to the Parent Corporation for $500. The Company was licensed as an insurance company in the State of New York on May 28, 1997.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.      SIGNIFICANT ACCOUNTING PRINCIPLES

        Cash - Cash includes only amounts in demand deposit accounts.

        Investments - Fixed maturity investments available-for-sale are carried at fair value, with the net unrealized gain or loss included as a component of stockholder's equity. If a decline in fair value is determined to be other than temporary, the investment will be written down and a realized loss recognized. The fair values of publicly traded fixed maturities are obtained from an independent pricing service.

        The amortized cost of fixed maturities available-for-sale is adjusted for the amortization of premium and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income.

        At December 31, 1997, the fixed maturity investment consisted of one U.S. Treasury Note with a maturity date of May 31, 1998.

        Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        At December 31, 1997, the short-term investment consisted of one commercial paper with a maturity date of August 17, 1998.

        Separate Account - Separate Account assets and related liabilities are carried at fair value. The Company's Separate Accounts invest in shares of various external mutual funds.

        Due to Parent Corporation - Due to Parent Corporation includes amounts due on demand.

        Policy Reserves - Annuity contract reserves without life contingencies of $84 are carried at contractholders' account value. The carrying value of policy reserves is a reasonable estimate of fair value.

        Recognition of Premium Income and Expenses - Revenues for annuity and other contracts without significant life contingencies are recognized as received. They consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period.

        Income Taxes - Income taxes are recorded using an asset and liability approach which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered.

        Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1997, are as follows:

                                                       Deferred          Deferred Tax
                                                      Tax Asset            Liability
                                                   -----------------    ----------------

          Deferred acquisition cost proxy tax   $          53        $
          Investment assets                                                     3
                                                   -----------------    ----------------

          Total deferred taxes                  $          53        $          3
                                                   =================    ================

        Amounts related to investment assets above include $3 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1997.

        The Company and its Parent have entered into an income tax allocation agreement whereby the Parent could file a consolidated federal income tax return. Under the agreement the Company is responsible for and will receive the benefits of any income tax liability or benefit computed on a separate basis. In 1997 the Company will not file on a consolidated basis with its Parent.

 3.      RELATED-PARTY TRANSACTIONS

        The Company and the Parent Corporation have service agreements whereby the Parent Corporation administers, distributes, and underwrites business for the Company and administers the Company's investment portfolio and the Company provides services for the Parent Corporation. Certain operating expenses represent allocations made between the Parent Corporation and the Company for services provided pursuant to these service agreements. These transactions are summarized as follows:

Investment management expense (included in net investment income)     $  4
Administrative and underwriting payments (included in operating expenses)  (14)

        The Company and the Parent  Corporation  have an  agreement  whereby the
        Parent  Corporation   provides  certain  financial  support  related  to
        maintaining adequate regulatory surplus and liquidity.

4.      DIVIDEND RESTRICTIONS

        The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31, 1997, are as follows (unaudited):

          Net Loss                    $        (19)
          Capital and Surplus                6,469

        As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $6,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders is subject to restrictions relating to statutory surplus and statutory adjusted net investment income. The Company should be able to pay dividends of $242 in 1998. The Company paid no dividends in 1997.

                               VARIABLE ANNUITY-1 SERIES ACCOUNT


                                        Contracts Under
                                  Flexible Premium Deferred
                       Combination Variable and Fixed Annuity Contracts


                                           issued by


                       First Great-West Life & Annuity Insurance Company
                                   125 Wolf Road, Suite 110
                                    Albany, New York 12205
                                   Telephone: (800) 537-2033






                              STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1998 which is available without charge by contacting the Schwab Annuity Service Center, P.O. Box 7785, San Francisco, California 94120-9420 or at 1-800-838-0650.


                                         May 1, 1998

                                       TABLE OF CONTENTS


                                                                                          Page

GENERAL INFORMATION........................................................................B-3
FIRST GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................................B-3
POSTPONEMENT OF PAYMENTS...................................................................B-4
SERVICES...................................................................................B-4
        - Safekeeping of Series Account Assets.............................................B-4
        - Experts..........................................................................B-4
        - Principal Underwriter............................................................B-5
        - Administrative Services Agreement................................................B-5
WITHHOLDING................................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................................B-5
FINANCIAL STATEMENTS.......................................................................B-7


                                      GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                       FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


First Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York and Iowa. It was qualified to do business on May 28, 1997. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company, a Colorado stock life insurance company, which is a wholly owned subsidiary of The Great-West Life Assurance Company, a stock life insurance company incorporate under the laws of Canada. The Great-West Life Assurance Company is in turn 99.5% by Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is 81.2% controlled by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Investment Division may not be insulated from liability associated with another Investment Division

                                CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options

               The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Fixed Sub-Account(s), with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

        B.     Variable Annuity Options

               To the extent a variable  annuity option has been  selected,  the
Company converts the Accumulation Units for each of the Owner's Variable Sub-Accounts into Annuity Units for each Variable Sub-Account at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by the sub-account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Variable Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Variable Sub-Account.

                                   POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                           SERVICES

        A.     Safekeeping of Series Account Assets

               The assets of Variable Annuity-1 Series Account (the "Series Account") are held by First Great-West Life & Annuity Insurance Company ("First GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of First GWL&A. First GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $25 million, which covers all officers and employees of First GWL&A.

        B.     Experts

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for First GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


               The consolidated financial statements of First GWL&A for the period from April 4, 1997 (inception) to December 31, 1997, included in the prospectus has been audited by Deloitte & Touche LLP, independent auditors, as set forth in their report appearing therein and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

        C.     Principal Underwriter

     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

        D.     Administrative Services Agreement

        First GWL&A and Great-West Life & Annuity Insurance Company ("GWL&A") have entered into an Administrative Services Agreement dated May 15, 1997. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for First GWL&A. In addition, certain of GWL&A's property, equipment, personnel and facilities are made available for First GWL&A for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

                                          WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.


                                CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division

        The yield quotation for the Money Market Investment Division will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Investment Division will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" on page 17 of the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Investment Divisions (Other than Money Market)

        The total return quotations for all Investment Divisions, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      N =    number of years
                      ERV    = ending redeemable value of a hypothetical  $1,000
                             payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


        The yield quotations for these Investment Divisions set forth in the Prospectus are based on the thirty-day period ended on December 31, 1997, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                                  YIELD = 2[((a-b)cd +1)6 -1]

        Where:        a =    net   investment   income   earned   during  the  period  by  the
                      corresponding  portfolio of the Fund attributable to shares owned by the
                      Investment Division.
                      b =    expenses accrued for the period (net of reimbursements).
                      c =    the  average  daily  number  of  Accumulation  Units  outstanding during the period.
                      d      = the maximum offering price per Accumulation  Unit
                             on the last day of the period.


For purposes of the yield quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size.

                                     FINANCIAL STATEMENTS

        The balance sheet of First GWL&A as contained in the prospectus should be considered only as bearing upon First GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account. This Statement of Additional Information contains no financial statements for the Series Account because the Series Account has not yet commenced operations, has no assets or liabilities, and has received no income nor incurred any expenses as of the date of this Statement of Additional Information.

                               VARIABLE ANNUITY-1 SERIES ACCOUNT

                                     Financial Statements

INDEPENDENT AUDITORS' REPORT




To the Board of Directors and Contract Owners of
   Variable Annuitiy-1 Series Account of
   First Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company as of December 31, 1997, and the related statement of operations and changes in net assets for the period from January 15, 1997 (inception) to December 31, 1977, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company at December 31, 1997, and the results of its operations and the changes in its net assets for the period from January 15, 1997 (inception) to December 31, 1997, in conformity with generally accepted accounting principles.




February 12, 1998

   VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
   FIRST GREAT - WEST LIFE & ANNUITY INSURANCE COMPANY

   STATEMENT OF ASSETS AND LIABILITIES
   DECEMBER 31, 1997
   -----------------------------------------------------------------------------------------------------------

   ASSETS
   Investments in underlying funds:                                        Shares       Cost        Value

   Alger American Fund               American Growth                         8,465      $364,662   $361,965
   Alger American Fund               American Small-Cap                      2,380       106,017    104,107
   American Century VP Funds         VP Capital Appreciation                                   -          -
   American Century VP Funds         VP International                        7,137        49,073     48,818
   Berger Funds                      IPT Small Company Growth               18,939       209,468    228,405
   Federated Services Company        American Leaders Fund II               40,360       765,959    792,267
   Federated Services Company        Fund for U.S. Government               33,079       341,506    348,653
                                     Securities II
   Federated Services Company        Utility Fund II                           261         3,304      3,735
   INVESCO Variable Investment Funds High Yield                             52,671       686,516    656,284
   INVESCO Variable Investment Funds Industrial Income                      45,662       807,530    778,083
   INVESCO Variable Investment Funds Total Return                           10,273       161,683    162,415
   Janus Aspen Funds                 Aggressive Growth                       5,759       113,578    118,356
   Janus Aspen Funds                 Growth                                 25,748       483,252    475,829
   Janus Aspen Funds                 Worldwide Growth                       40,018       942,043    936,013
   Lexington Management Corp         Emerging Markets                        4,233        43,959     37,713
   MS Van Kampen American Capital    VKAC L.I.T. Real Estate                   182         3,116      2,890
   Montgomery Funds                  Variable Series Growth                 15,709       255,343    237,042
   Montgomery Funds                  Variable Series International             273         2,980      2,265
                                     Small-Cap
   Safeco                            RST Equity Portfolio                   14,890       395,929    374,920
   Schwab                            Asset Director High Growth             15,731       196,890    203,711
   Schwab                            Money Market                        1,660,251     1,660,251  1,660,251
   Schwab                            S&P 500                                61,426       839,750    856,272
   SteinRoe Funds                    Special Venture Variable Series        16,723       313,753    301,011
   Strong Capital Mgmt Inc.          Discovery Fund II                      23,170       297,109    278,729
   Van Eck Investment Trust          Worldwide Hard Assets                     757        13,464     11,897
                                                                                     -------------------------

   Total Investments                                                                              8,981,631
                                                                                      $9,057,135
                                                                                     ============

   Other assets and liabilities:
   Premium due and accrued                                                                           63,372
   Due to First Great-West Life & Annuity Insurance Company                                          (6,274)
                                                                                                 -------------

   NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 4)                                 $9,038,729
                                                                                                 =============





See notes to financial statements

VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
 PERIOD TO DECEMBER  31, 1997

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                ------

                                     Alger      Alger       American                                         Federated
                                    American   American    Century VP   American       Berger    Federated   Fund for
                                    Growth     Small-Cap    Capital    Century VP      Small     American      U.S.       Federated
                                    Portfolio     Fund    Appreciation International  Company    Leaders    Government    Utility
                                    Investment Investment  Investment  Investment   Growth Fund   Fund II   Securities    Fund II
                                     Division   Division    Division    Division    Investment   Investment     II       Investment
                                                                                     Division     Division  Investment    Division
                                                                                                             Division
                                    ------------------------------------------------------------------------------------------------

INVESTMENT INCOME                      $    -   $      -   $       -   $       -    $        -                    $11      $     -
                                                                                                 $
                                                                                                        -

EXPENSES - mortality and
expense risks:                           724       277           -          136         697        1,893         655            8
(Note 3)
                                    ------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)             (724)     (277)          -         (136)       (697)      (1,893)       (644)          (8)
                                    ------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                             4,130      (452)          -         (591)         45          497         438            -

  Net change in unrealized
appreciation
   (depreciation) on investments       (2,697)   (1,910)          -         (255)     18,937       26,308       7,147          431
                                    ------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                1,433    (2,362)          -         (846)     18,982       26,805       7,585          431
                                    ------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS       $709   $(2,639)   $       -       $(982)    $18,285      $24,912      $6,941         $423
                                    ================================================================================================









See notes to financial statements                                                                                   (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
 PERIOD TO DECEMBER  31, 1997

--------------------------------------------------------------------------------------------------------------------------------



                                  INVESCO    INVESCO                      Janus                      Janus      Lexington Montgomery
                                 VIF High       VIF      INVESCO VIF     Aspen      Janus Aspen     Aspen       Emerging    Variable
                                  Yield     Industrial  Total Return   Aggressive     Growth      Worldwide     Markets     Series:
                                Investment    Income     Investment      Growth     Investment      Growth     Investment    Growth
                                 Division   Investment    Division     Investment    Division     Investment    Division  Investment
                                             Division                   Division                   Division                Division
                                   ----------------------------------------------------------------------------------------------

INVESTMENT INCOME                      $53,802     $57,131      $4,189     $-       $1,284        $1,974          $17      $10,689

EXPENSES - mortality and
expense risks:                          1,440       1,889         292     96          996         2,519           97          539
Note 3)
                                   -------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)            52,362      55,242       3,897    (96)         288          (545)         (80)      10,150
                                   -------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                               170      (1,544)          6      2          286          (758)        (429)         228

  Net change in unrealized
appreciation
   (depreciation) on investments       (30,232)    (29,447)        732  4,778       (7,423)       (6,030)      (6,246)     (18,301)
                                   -------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:               (30,062)    (30,991)        738  4,780       (7,137)       (6,788)      (6,675)     (18,073)
                                   -------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS     $22,300     $24,251      $4,635 $4,684      $(6,849)      $(7,333)     $(6,755)     $(7,923)
                                   =================================================================================================










See notes to financial statements                                                                                        (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
 PERIOD TO DECEMBER  31, 1997

-----------------------------------------------------------------------------------------------------


                                   Montgomery
                                    Variable
                                    Series:                   Schwab Asset    Schwab                 SteinRoe    Strong     Van Eck
                                  International  Safeco RST  Director High     Money    Schwab       Capital     Discovery Worldwide
                                   Small-Cap      Equity         Growth       Market     S&P 500   Appreciation   Fund II   Hard
                                                                                                                             Assets
                                   Investment   Investment     Investment   Investment  Investment  Investment  Investment
                                    Division     Division       Division     Division    Division    Division    Division Investment
                                                                                                                            Division
                                  -------------------------------------------------------------------------------------------------

INVESTMENT INCOME                       $406       $27,255          $411      $26,554        $442   $       -    $      -    $    -

EXPENSES - mortality and
expense risks:                             6           892           411        4,457       2,191         730         432        33
Note 3)
                                  --------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)             400        26,363             -       22,097      (1,749)       (730)       (432)     (33)
                                  -------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                             -          (966)            2            -       1,695           5           3         (92)

  Net change in unrealized
appreciation
(depreciation) on investments             (715)      (21,009)        6,821            -      16,522     (12,742)    (18,380) (1,567)
                                  --------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN
  (LOSS) ON INVESTMENTS:                (715)      (21,975)        6,823            -      18,217     (12,737)    (18,377)   (1,659)
                                  --------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS       $(315)       $4,388        $6,823      $22,097     $16,468    $(13,467)   $(18,809)  $(1,692)
                                  ==================================================================================================










See notes to financial statements                                 (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
 PERIOD TO DECEMBER  31, 1997


------------------------------------------------------------------------------

                                                 Van Kampen
                                                  American
                                                   Capital         Total
                                                   L.I.T.        Variable
                                                 Real Estate    Annuity - 1
                                                 Investment       Series
                                                  Division        Account
                                               -------------------------------

INVESTMENT INCOME                                    $315         $184,480

EXPENSES - mortality and expense risks: Note            3           21,413
3)
                                               -------------------------------

NET INVESTMENT INCOME (LOSS)                          312          163,067
                                               -------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments               -            2,675

  Net change in unrealized appreciation
   (depreciation) on investments                     (226)         (75,504)
                                               -------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                             (226)         (72,829)
                                               -------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                    $86          $90,238
                                               ===============================







See notes to financial statements

VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------------------------------


                                                                                                            Federated
                                 Alger      Alger        American                            Federated  Fund for
                                 American   American    Century VP   American      Berger    American   U.S.       Federated INVESCO
                                 Growth     Small-Cap    Capital    Century VP     Small     Leaders    Government Utility  VIF High
                                 Portfolio     Fund    Appreciation International Company     Fund II   Securities  Fund II    Yield
                                 Investment Investment  Investment  Investment  Growth Fund  Investment     II  InvestmentInvestment
                                  Division   Division    Division    Division    Investment   Division  Investment Division Division
                                                                                  Division               Division

                                 ----------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income (loss)             $(724)     $(277)           $(136)      $(697)   $(1,893)       $(644)     $(8)     $52,362
                                                           $
                                                             -
Net realized gain (loss) on              4,130       (452)   -        (591)         45        497          438        -          170
investments
Net change in unrealized
appreciation (depreciation) in          (2,697)    (1,910)   -        (255)     18,937     26,308        7,147      431     (30,232)
investments
                                     -----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
resulting from operations                  709     (2,639)   -        (982)     18,285     24,912        6,941      423       22,300
                                     -----------------------------------------------------------------------------------------------

FROM UNIT TRANSACTIONS:

Purchase payments                      199,148     58,940    -      28,456     182,653    589,305       84,443        -      392,682

Redemptions                                  -          -    -           -           -          -            -        -            -

Net transfers                          161,874     47,731    -      21,563      27,298    177,464      256,058    3,309      239,970
                                     -----------------------------------------------------------------------------------------------

Increase (decrease) in net assets
resulting from unit transactions       361,022    106,671    -      50,019     209,951    766,769      340,501    3,309      632,652
                                     -----------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS                 361,731    104,032    -      49,037     228,236    791,681      347,442    3,732      654,952

NET ASSETS:
 Beginning of period                         -          -    -           -           -          -            -        -            -
                                     -----------------------------------------------------------------------------------------------
 End of period                        $361,731   $104,032          $49,037    $228,236    $791,681    $347,442   $3,732     $654,952
                                                           $
                                                             -
                                     ===============================================================================================


See notes to financial statements                                           (Continued)

VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------------------

                                                                                                                 Montgomery
                                                                                                     Montgomery   Variable
                 INVESCO VIF                  Janus                    Janus     Lexington    Variable     Series:
                  Industrial  INVESCO VIF     Aspen    Janus Aspen     Aspen     Emerging     Series:    InternationaSafeco
                    Income    Total Return Aggressive     Growth     Worldwide    Markets      Growth     Small-Cap  RST Equity
                  Investment   Investment    Growth     Investment    Growth    Investment   Investment  Investment  Investment
                   Division     Division   Investment    Division   Investment   Division     Division    Division    Division
                                            Division                 Division
                 ---------------------------------------------------------------------------------------------------------------

FROM OPERATIONS:
Net investment income
 (loss)                   $55,242      $3,897        $(96)        $288       $(545)       $(80)     $10,150        $400    $26,363
Net realized gain
(loss) on                 (1,544)          6           2          286        (758)       (429)         228           -       (966)
investments
Net change in
unrealized
appreciation
(depreciation) in        (29,447)        732       4,778       (7,423)     (6,030)     (6,246)     (18,301)       (715)   (21,009)
investments
                        ------------------------------------------------------------------------------------------------------------

Increase (decrease)
in net
assets resulting
from operations            24,251       4,635       4,684       (6,849)     (7,333)     (6,755)      (7,923)       (315)     4,388
                        ------------------------------------------------------------------------------------------------------------


FROM UNIT TRANSACTIONS:

Purchase payments        641,724     125,722      17,750      389,779     711,134      37,942       82,826       1,179    182,649

Redemptions                    -           -           -            -           -           -            -           -          -

Net transfers            111,520      31,938      95,874       91,521     231,498       6,497      162,120       1,400    187,602
                        ------------------------------------------------------------------------------------------------------------

Increase (decrease)
in net
assets resulting
from unit               753,244     157,660     113,624      481,300     942,632      44,439      244,946       2,579    370,251
transactions
                        ------------------------------------------------------------------------------------------------------------

INCREASE IN NET
     ASSETS             777,495     162,295     118,308      474,451     935,299      37,684      237,023       2,264    374,639

NET ASSETS:
 Beginning of period           -           -           -            -           -           -            -           -          -
                        ------------------------------------------------------------------------------------------------------------
 End of period          $777,495    $162,295    $118,308     $474,451    $935,299     $37,684     $237,023      $2,264    $374,639
                        ===========================================================================================================




See notes to financial statements                                                               (Continued)


VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------------------------------------

                                                                                                           Van Kampen
                       Schwab Asset                                SteinRoe     Strong       Van Eck        American
                         Director     Schwab Money   Schwab S&P    Capital     Discovery    Worldwide       Capital         Total
                        High Growth      Market         500      Appreciation   Fund II    Hard Assets    L.I.T. Real     Variable
                        Investment     Investment    Investment   Investment  Investment    Investment       Estate      Annuity - 1
                         Division       Division      Division     Division    Division      Division      Investment      Series
                                                                                                            Division       Account
                       -------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income
(loss)                                  $22,097      $(1,749)        $(730)      $(432)         $(33)           $312      $163,067
                                -
Net realized gain
(loss)                          2              -        1,695             5           3           (92)              -         2,675
investments
Net change in
unrealized
appreciation
(depreciation) in          6,821              -       16,522       (12,742)    (18,380)       (1,567)           (226)      (75,504)
investments
                       -------------------------------------------------------------------------------------------------------------

Increase (decrease)
 in net
assets resulting
from operations           6,823         22,097       16,468       (13,467)    (18,809)       (1,692)             86        90,238
                       -------------------------------------------------------------------------------------------------------------


FROM UNIT
TRANSACTIONS:

Purchase payments         126,262      4,301,597      489,028       243,181     231,452         3,150              48     9,121,050

Redemptions                     -       (172,867)           -             -           -             -               -      (172,867)

Net transfers              70,695     (2,424,178)     350,110        70,327      64,933        10,430           2,754           308
                       -------------------------------------------------------------------------------------------------------------

Increase (decrease)
 in net                  196,957      1,704,552      839,138       313,508     296,385        13,580           2,802     8,948,491
assets resulting
from unit
transactions
                       -------------------------------------------------------------------------------------------------------------

INCREASE IN NET
ASSETS                    203,780      1,726,649      855,606       300,041     277,576        11,888           2,888     9,038,729

NET ASSETS:
 Beginning of period            -              -            -             -           -             -               -             -
                       -------------------------------------------------------------------------------------------------------------
 End of period           $203,780     $1,726,649     $855,606      $300,041    $277,576       $11,888          $2,888    $9,038,729
                       =============================================================================================================





See notes to financial statements

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JANUARY 15, 1997 (INCEPTION) TO DECEMBER 31, 1997
----------------------------------------------------------------------------


1.   HISTORY OF THE SERIES ACCOUNT

     The Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of First Great-West Life & Annuity Insurance Company (the Company) established under New York law. The Series Account commenced operations on January 15, 1997. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     The Series Account has various investment divisions (the Funds) which invest in shares of open-end management investment companies as follows:

      Variable Annuity-1 Series Account
             Investment Division                                Underlying Fund Investment
-----------------------------------------------    -----------------------------------------------------

Alger American  Growth  Portfolio  Alger  American Fund - American  Growth Alger
American  Small-Cap  Fund  Alger  American  Fund - American  Small-Cap  American
Century  VP  Capital  Appreciation  American  Century  VP  Funds  -  VP  Capital
Appreciation  American Century VP  International  American Century VP Funds - VP
International  Berger Small Company Growth Fund Berger Funds - IPT Small Company
Growth Federated  American Leaders Fund II Federated Services Company - American
Leaders Fund
                                                   II
Federated Fund for U.S. Government  Securities     Federated   Services   Company   -  Fund   for  U.S.
II                                                 Government Securities II
Federated Utility Fund II                          Federated Services Company - Utility Fund II
INVESCO VIF High Yield                             INVESCO Variable Investment Funds - High Yield
INVESCO VIF Industrial Income                      INVESCO  Variable   Investment  Funds  -  Industrial
                                                   Income
INVESCO VIF Total Return                           INVESCO Variable Investment Funds - Total Return
Janus Aspen Aggressive Growth                      Janus Aspen Funds - Aggressive Growth
Janus Aspen Growth                                 Janus Aspen Funds - Growth
Janus Aspen Worldwide Growth                       Janus Aspen Funds - Worldwide Growth
Lexington Emerging Markets                         Lexington Management Corp - Emerging Markets
Montgomery Variable Series: Growth                 Montgomery Funds - Growth
Montgomery   Variable  Series:   International     Montgomery Funds - International Small-Cap
Small-Cap
Safeco RST Equity                                  Safeco - RST Equity Portfolio
Schwab Asset Director High Growth                  Schwab - Asset Director High Growth
Schwab Money Market                                Schwab - Money Market
Schwab S&P 500                                     Schwab - S&P 500
SteinRoe Capital Appreciation                      SteinRoe Funds - Special Venture Variable Series
Strong Discovery Fund II                           Strong Capital Mgmt Inc. - Discovery Fund II
Van Eck Worldwide Hard Assets                      Van Eck Investment Trust - Worldwide Hard Assets
Van Kampen American Capital LIT Real Estate        MS Van Kampen  American  Capital - VKAC L.I.T.  Real
                                                   Estate


2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.


3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

     Deductions for Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

     If the above proves insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

4.   COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

The following is a summary of the net assets applicable to outstanding units of capital, at December 31, 1997 for each investment division:

                                                           Units        Unit Price   Total Variable
                                                                                         Annuity
                                                                                        Contract
                                                                                       Liabilities
                                                     ------------------------------------------------

      Alger American Growth Portfolio                    31,803.035083             $      $  361,731
                                                                           11.374100
      Alger American Small-Cap Fund                       8,711.205313     11.942374         104,032
      American Century VP Capital Appreciation                0.000000     10.698059               0
      American Century VP International                   4,712.984541     10.404764          49,037
      Berger Small Company Growth Fund                   17,749.018682     12.859079         228,236
      Federated American Leaders Fund II                 67,881.717151     11.662649         791,681
      Federated Fund for U.S. Government Securities      32,658.915793     10.638492         347,442
      II
      Federated Utility Fund II                             309.828333     12.046122           3,732
      INVESCO VIF High Yield                             58,930.912008     11.113901         654,952
      INVESCO VIF Industrial Income                      66,563.100326     11.680578         777,495
      INVESCO VIF Total Return                           14,507.110224     11.187299         162,295
      Janus Aspen Aggressive Growth                       9,781.516513     12.095052         118,308
      Janus Aspen Growth                                 42,289.814609     11.219047         474,451
      Janus Aspen Worldwide Growth                       87,156.011282     10.731323         935,299
      Lexington Emerging Markets                          4,677.902168      8.055746          37,684
      Montgomery Variable Series: Growth                 20,245.757674     11.707273         237,023
      Montgomery Variable Series: International             257.146624      8.802877           2,264
      Small-Cap
      Safeco RST Equity                                  33,470.587216     11.193074         374,639
      Schwab Asset Director High Growth                  17,849.528166     11.416549         203,780
      Schwab Money Market                               168,197.485045     10.265604       1,726,649
      Schwab S&P 500                                     73,884.329557     11.580340         855,606
      SteinRoe Capital Appreciation                      27,112.373508     11.066582         300,041
      Strong Discovery Fund II                           24,541.578393     11.310430         277,576
      Van Eck Worldwide Hard Assets                       1,195.624458      9.942930          11,888
      Van Kampen American Capital L.I.T. Real Estate        273.645395     10.555084           2,888
                                                                                     ----------------

      TOTAL                                                                            $   9,038,729
                                                                                     ================


5.  SELECTED DATA

                            The following is a summary of selected data for a unit of capital of the Series Account at the inception of the Series Account and end of the year and the number of units outstanding at December 31, 1997.


                                                 American                                       Federated
                       Alger                    Century VP  American     Berger     Federated    Fund for
                      American       Alger       Capital    Century       Small     American       U.S.      Federated   INVESCO VIF
                       Growth      American    Appreciation VP           Company     Leaders    Government    Utility    High Yield
                     Portfolio     Small-Cap                InternationGrowth Fund   Fund II    Securities    Fund II
                                     Fund                                                           II
                    ----------------------------------------------------------------------------------------------------------------

Date Commenced
Operations             5/15/97       5/15/97      5/15/97     5/15/97     5/15/97     5/15/97     5/15/97      5/15/97      5/15/97

1997
 Beginning Unit
Value                   $10.00        $10.00       $10.00      $10.00     $10.00       $10.00      $10.00      $10.00        $10.00
                    ================================================================================================================
 Ending Unit Value      $11.37        $11.94       $10.70      $10.40     $12.86       $11.66      $10.64      $12.05        $11.11
                    ================================================================================================================
 Number of Units     31,803.04      8,711.21         0.00    4,712.98  17,749.02    67,881.72   32,658.92      309.83     58,930.91
Outstanding
                    ================================================================================================================

5.  SELECTED DATA



                                                                                                               Montgomery
                         INVESCO                 Janus                 Janus      Lexington  Montgomery    Variable
                           VIF      INVESCO VIF  Aspen      Janus      Aspen      Emerging    Variable      Series:      Safeco RST
                       Industrial  Total Return  Aggressive Aspen      Worldwide   Markets    Series:    International     Equity
                         Income                    Growth     Growth     Growth                Growth      Small-Cap
                       -------------------------------------------------------------------------------------------------------------
Date Commenced
Operations               5/15/97      5/15/97     5/15/97    5/15/97    5/15/97    5/15/97    5/15/97       5/15/97       5/15/97

1997
 Beginning Unit Value      $10.00      $10.00       $10.00     $10.00     $10.00    $10.00      $10.00       $10.00         $10.00
                       =============================================================================================================
 Ending Unit Value         $11.68      $11.19       $12.10     $11.22     $10.73     $8.06      $11.71        $8.80         $11.19
                       =============================================================================================================
 Number of Units        66,563.10   14,507.11     9,781.52  42,289.81  87,156.01  4,677.90   20,245.76       257.15      33,470.59
Outstanding
                       =============================================================================================================


      5.  SELECTED DATA




                                                                                                           Van Kampen
                          Schwab                                                               Van Eck      American
                          Asset     Schwab Money   Schwab S&P     SteinRoe       Strong       Worldwide      Capital
                         Director      Market          500        Capital    Discovery Fund  Hard Assets   L.I.T. Real
                       High Growth                              Appreciation       II                        Estate
------------------------------------------------------------------------------------------------------------------------

Date Commenced           5/15/97       5/15/97       5/15/97      5/15/97        5/15/97       5/15/97       9/17/97
Operations

1997
 Beginning Unit
    Value                  $10.00        $10.00       $10.00        $10.00        $10.00         $10.00       $10.00
                       =================================================================================================
 Ending Unit Value          $11.42        $10.27       $11.58        $11.07        $11.31          $9.94       $10.56
                       =================================================================================================
 Number of Units         17,849.53    168,197.49    73,884.33     27,112.37     24,541.58       1,195.62       273.65
Outstanding
                             =================================================================================================


6.  CHANGE IN SHARES

    The following is a summary of the net change in total investment shares held in each of the respective underlying funds:

                                                                         For the Period from
                                                                           January 15, 1997
                                                                            (Inception) to
                                                                          December 31, 1997

    Alger American Fund  - American Growth                                        8,465
    Alger American Fund  - American Small-Cap                                     2,380
    American Century VP Funds  - VP Capital Appreciation                              -
    American Century VP Funds  - VP International                                 7,137
    Berger Funds  - IPT Small Company Growth                                     18,939
    Federated Services Company  - American Leaders Fund II                       40,360
    Federated Services Company  - Fund for U.S. Government Securities II         33,079
    Federated Services Company  - Utility Fund II                                   261
    INVESCO Variable Investment Funds  - High Yield                              52,671
    INVESCO Variable Investment Funds  - Industrial Income                       45,662
    INVESCO Variable Investment Funds  - Total Return                            10,273
    Janus Aspen Funds  - Aggressive Growth                                        5,759
    Janus Aspen Funds  - Growth                                                  25,748
    Janus Aspen Funds  - Worldwide Growth                                        40,018
    Lexington Management Corp  - Emerging Markets                                 4,233
    Montgomery Funds  - Growth                                                   15,709
    Montgomery Funds  - International Small-Cap                                     273
    Safeco  - RST Equity Portfolio                                                14,890
    Schwab  - Asset Director High Growth                                              15,731
    Schwab  - Money Market                                                    1,660,251
    Schwab  - S&P 500                                                            61,426
    SteinRoe Funds  - Special Venture Variable Series                             6,723
    Strong Capital Mgmt Inc.  - Discovery Fund II                                23,170
    Van Eck Investment Trust  - Worldwide Hard Assets                               757
    M S Van Kampen American Capital  - VKAC L.I.T. Real Estate                      182


                                               PART C
                                          OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


        The financial statements for First Great-West Life & Annuity Insurance Company for the period from April 4, 1997 (inception) to December 31, 1997, are included in the prospectus.


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Registration Statement

               (2) Not applicable.

               (3) Copy of distribution contract between Depositor and Principal
               Underwriter  is   incorporated   by  reference  to   Registrant's
               Registration Statement.


               (4) Copy of the form of the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.

               (5) Copy of the form of application to be used with the variable annuity contract provided pursuant to (4) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.

               (6) Copy of  Articles  of  Incorporation  is  attached  hereto as
               Exhibit 6 and Bylaws of Depositor are incorporated by reference to Registrant's Registration Statement.


               (7) Not applicable.


               (8) Copies of participation agreements with underlying funds are incorporated by reference to Registrant's Registration Statement and attached hereto as Exhibit 8.

               (9) Opinion of counsel and consent of W. Kay Adam is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement

               (10)(a) Written Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP is attached hereto as Exhibit 10(a).

                (b) Written Consent of Deloitte & Touche LLP is attached hereto as Exhibit 10(b).


               (c) Written Consent of W. Kay Adam is incorporated by referenced to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


               (11)  Not Applicable.

               (12)  Not Applicable.

               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Registration Statement.



Item 25.       Directors and Officers of the Depositor
                                                                        Position and Offices
Name                         Principal Business Address                            with Depositor

Marcia D. Alazraki

                             1675 Broadway, Suite 2700                          Director
                             New York City, New York  10019


James Balog                  2205 North Southwinds Boulevard                    Director
                             Vero Beach, Florida  39263

James W. Burns, O.C.                (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director

Robert Gratton                      (5)                                 Chairman

N. Berne Hart                2552 East Alameda Avenue, #99                      Director
                             Denver, Colorado  80209

Stuart Z. Katz               One New York Plaza                         Director
                             New York City, New York  10004

William T. McCallum                 (1)                                 President and
                                                                        Chief Executive Officer

Brian E. Walsh

                             Veritas Capital Management, LLC            Director
                             115 East Putnam Avenue
                             Greenwich, Connecticut  06830


Glen Derback                        (1)                                 Vice President and Controller

John T. Hughes                      (1)                                 Senior Vice President,
                                                                        Chief Investment Officer

D. Craig Lennox                             (1)                                 Senior Vice President,
                                                                        General Counsel and
                                                                        Secretary

Dennis Low                          (1)                                 Director, Executive Vice
                                                                        President, Financial Services

James D. Motz                       (2)                                 Executive Vice President,
                                                                        Employee Benefits

Martin L. Rosenbaum                 (2)                                 Senior Vice President,
                                                                        Employee Benefits Operations


Douglas L. Wooden                   (1)                                 Director, Executive Vice
______________________________________                                  President, Financial Services


(1)     8515 East Orchard Road, Englewood, Colorado 80111.
(2)     8505 East Orchard Road, Englewood, Colorado  80111.

Item 26. Persons controlled by or under common control with the Depositor or Registrant


        See page C-3.

Item 27.       Number of Contractowners

        As of March 31, 1998, there were Contractowners.

  Persons controlled by or under common control with the Depositor or Registrant



Power Corporation of Canada

                100% - Marquette Communications Corporation 100% - 171263 Canada
               Inc.
                      68.1% - Power Financial Corporation
                             81.2% - Great-West Lifeco Inc.

                                    99.5% - The Great-West Life Assurance Company
                                            100% - Great-West Life & Annuity Insurance Company

Company                                            100% - First Great-West Life & Annuity Insurance
                                                   100% - GW Capital Management, LLC
                                                          100% Orchard Capital Management, LLC
                                                   100% - Financial Administrative Services Corporation
                                                   100% - One Corporation
                                                          100% - One Health Plan of Illinois, Inc.
                                                          100% - One Health Plan of Texas, Inc.
                                                          100% - One Health Plan of California, Inc.
                                                          100% - One Health Plan of Colorado, Inc.
                                                          100% - One Health Plan of Georgia, Inc.
                                                          100% - One Health Plan of North Carolina, Inc.
                                                          100% - One Health Plan of Washington, Inc.
                                                          100% - One Health Plan of Ohio, Inc.
                                                          100% - One Health Plan of Tennessee, Inc.
                                                          100% - One Health Plan of Oregon, Inc.
                                                          100% - One Health Plan of Florida, Inc.
                                                          100% - One Health Plan of Indiana, Inc.
                                                          100% - One Health Plan of Massachusetts, Inc.
                                                          100% - One Orchard Equities, Inc.

                    100% - Great-West Benefit Services, Inc.
                     13% - Private Healthcare Systems, Inc.
                    100% - Benefits Communication Corporation
                       100% - BenefitsCorp Equities, Inc.

                                                   100% - Greenwood Property Corporation
                                                    95% - Maxim Series Fund, Inc.*

                                                   100% - GWL Properties Inc.
                                                          100% - Great-West Realty Investments, Inc.
                          50% - Westkin Properties Ltd.
                       100% - Confed Admin Services, Inc.

                                                    92%** - Orchard Series Fund


* 5% New England Life Insurance Company
        ** 8% New England Life Insurance Company


Item 28.       Indemnification

               Provisions exist under the laws of the state of New York and the Bylaws of First GWL&A whereby First GWL&A may indemnify a director, officer, or controlling person of First GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                       New York Corporate Code

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722. Authorization for indemnification of directors and officers.

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding ( other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723. Payment of indemnification other than by court award.

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724. Indemnification of directors and officers by a court.

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys' fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725. Other provisions affecting indemnification of directors and officers.

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No  indemnification,  advancement  or  allowance  shall be made  under  this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3)  If  there  has  been  a  settlement   approved  by  the  court,   that  the
indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726. Insurance for indemnification of directors and officers.

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

                                        Bylaws of First GWL&A

Article II, Section 11.  Indemnification of Directors.

The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, or in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by acts of omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis, and within the same constraints as, described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29.   Principal Underwriter

          (a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant.

           (b)    Directors and Officers of Schwab
                              Position and Offices
Name                     Principal Business Address                   with Underwriter


Charles R. Schwab                (1)                      Chairman and Director

David S. Pottruck                (1)                      Chief Executive Officer and Director

Timothy F. McCarthy              (1)                      President and Chief Operating Officer

Steven L. Scheid                 (1)                      Executive Vice President and Chief Financial Officer
                                                          and Director

Luis E. Valencia                 (1)                      Executive Vice President and Chief Administrative
                                                          Officer

Daniel O. Leemon                 (1)                      Executive Vice President and Chief Strategy Officer

Dawn G. Lepore                   (1)                      Executive Vice President and Chief Information Officer

Karen W.  Chang                  (1)                      Enterprise President - General Investor Services

John P. Coghlan                  (1)                      Enterprise President - Retirement Plan Services

Linnet F. Deily                  (1)                      Enterprise President - Services for Investment
                                                          Managers

Lon Gorman                       (1)                      Enterprise President - Capital Markets and Trading

Susanne D. Lyons                 (1)                      Enterprise President - Retail Investor Specialized
                                                          Services

Gideon Sasson                    (1)                      Enterprise President - Electronic Brokerage

Tom D. Seip                      (1)                      Enterprise President - International and Mutual Funds

Carrie Dwyer                     (1)                      Executive Vice President - Corporate Oversight

Wayne W. Fieldsa                 (1)                      Executive Vice President - Brokerage
                                                          Operations

James M. Hackley                 (1)                      Executive Vice President and Head of Branches

William J. Klipp                 (1)                      Executive Vice President - SchwabFunds

John P.  McGonigle               (1)                      Executive Vice President - Third Party Funds

Peter J. McIntosh                (1)                      Executive Vice President - National Investor Services

Leonard Short                    (1)                      Executive Vice President - CRS
                        Advertising and Brand Management

Parkash P. Ahuja                 (1)                      Senior Vice President - Administrative Services

Robert J. Almeida                (1)                      Senior Vice President - Internal Consulting &
                                                          Auditing Division

Rhet L. Andrews                  (1)                      Senior Vice President - Schwab Institutional
                                                          Trading and Operations

Rochelle A. Bays                 (1)                      Senior Vice President - CM & T Support Services

Michael Bentivoglio              (1)                      Senior Vice President - Planning, Reporting and
                                                          Taxation

Michelle B. Blieberg             (1)                      Senior Vice President - HR Support Services

Reid P. Conklin                  (1)                      Senior Vice President - South East Group

John Danton, Jr.                 (1)                      Senior Vice President - Retail Financial Planning

Martha J. Deevy                  (1)                      Senior Vice President - SITE Specialized Services

Neil Della Cava                  (1)                      Senior Vice President - Administrative Strategy
                                                          and Operations

Sally L. Chester                 (1)                      Senior Vice President - Retail Operations
                                                          and Processing

Evelyn S. Dilsaver               (1)                      Senior Vice President

Christopher V. Dodds             (1)                      Senior Vice President and Controller

Sidney J. Dorr                   (1)                      Senior Vice President - Capital Markets & Trading

Katherine B. Dundale             (1)                      Senior Vice President - Service Center

Robert S. Duste                  (1)                      Senior Vice President - International Technology

Stephen W. Eckels                (1)                      Senior Vice President - Brand Development &
                                                          Communications

Kenneth Elmer                    (1)                      Senior Vice President - Finance &
                                                          Administration

Robert Errico                    (1)                      Senior Vice President - Capital Markets
                                                          Oversight

Michael S. Frazer                (1)                      Senior Vice President - Branch Network

James R. Freeman                 (1)                      Senior Vice President - Risk Management
                                                          and Investigations

Kirsten Garen                    (1)                      Senior Vice President - Enterprise Technology

Edward V. Garlich, Jr.           (1)                      Senior Vice President - Schwab Research

Elizabeth W. Graves              (1)                      Senior Vice President -  Schwab Institutional Marketing

Gerald J. Graves                 (1)                      Senior Vice President - Manager SIM Sales

Edward A. Greene                 (1)                      Senior Vice President - Service to Institutions

Therese M. Haberle               (1)                      Senior Vice President - Chief Compliance Officer

Edward D. Hall                   (1)                      Senior Vice President

Gerry L. Hansen                  (1)                      Senior Vice President

Jan K. Hier-King                 (1)                      Senior Vice President - Schwab Institutional
                                                          Technology

Jacqueline B. Hipps              (1)                      Senior Vice President - Risk and Credit Services

Colleen M. Hummer                (1)                      Senior Vice President - Mutual Fund Operations

Daniel J. Keller                 (1)                      Senior Vice President - Mutual Funds Technology

Michael S. Knight                (1)                      Senior Vice President - Midwest Group

Thomas E. Kreider                (1)                      Senior Vice President - Branch Network

John Ladensack                   (1)                      Senior Vice President - Fixed Income

Gloria J. Lau                    (1)                      Senior Vice President - Schwab International

Stanley D. Lauchner              (1)                      Senior Vice President - Securities Custody and
                                                          Securities

Thomas N. Lawrie                 (1)                      Senior Vice President - Electronic Brokerage Services

Albert W. Lietz                  (1)                      Senior Vice President - Branch Network

James G. Losi                    (1)                      Senior Vice President - Retail and Chief Administrative
                                                          Officer

Jeffrey M. Lyons                 (1)                      Senior Vice President - Mutual Funds Marketing

Elinor MacKinnon                 (1)                      Senior Vice President - Retail Systems

Joseph R. Martinetto             (1)                      Senior Vice President - Treasurer

Frederick E. Matteson            (1)                      Senior Vice President - SITE Operations and
                                                          Infrastructure

Benjamin McMahan                 (1)                      Senior Vice President - Service Center

Kevin D. Moran                   (1)                      Senior Vice President and Chief of Staff

Roger G. Neaves                  (1)                      Senior Vice President - Production Services

James C. Nunan                   (1)                      Senior Vice President - Training and Development

Geoffrey Penney                  (1)                      Senior Vice President, Financial Products and

                       International Technology Solutions


Kenneth W. Perlman               (1)                      Senior Vice President - Capital Markets & Trading -
Regulatory Division

Earlene Perry                    (1)                      Senior Vice President - Retail Operations

Mark A. Phillips                 (1)                      Senior Vice President - Branch Network

Hugo W. Quackenbush              (1)                      Senior Vice President - Corporate Communications

Edward M. Rodden                 (1)                      Senior Vice President - Affluent Customer Enterprise

Katherine B. Rohrbach            (1)                      Senior Vice President and Chief Communications
                                                          Officer

Myra J. Rothfeld                 (1)                      Senior Vice President - Customer Development and
                                                          Retention

Louise J. Rothman                (1)                      Senior Vice President - Compensation & Benefits

Kathryn R. Sederholm             (1)                      Senior Vice President - Branch Network

David   W. Shaver                (1)                      Senior Vice President - Marketing

Arthur V. Shaw                   (1)                      Senior Vice President - Electronic Brokerage

Maurisa Sommerfield              (1)                      Senior Vice President - Affluent Customer Segment

Paul Schott Stevens              (1)                      Senior Vice President and Chief Counsel -
                                                          Mutual Funds







Ray Straka                       (1)                      Senior Vice President - Finance and Corporate
                                                             Administration Technology Support

William C. Struyk                (1)                      Senior Vice President - International Compliance

Michelle M. Swenson              (1)                      Senior Vice President - Mutual Funds Marketing and
                                                          Development

Mark C. Thompson                 (1)                      Senior Vice President - Government and Public
                                                          Affairs

Daniel J. Voet                   (1)                      Senior Vice President - Controller

Kevin B. Wheeler                 (1)                      Senior Vice President - Staffing & Schwab University

Eddie L. Zeitler                 (1)                      Senior Vice President - Information Security

Philip L. Zimmerman              (1)                      Senior Vice President - Risk and Credit Management


--------------------------------------

(1)        101 Montgomery, San Francisco, California  94104.


           (c)  Commissions  and  other   compensation   received  by  Principal
Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation

Principal         Discounts and             on                  Brokerage

Underwriter       Commissions            Redemption           Commissions   Compensation


Schwab            $ 11,771.01               -0-                     -0-                    -0-



Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Englewood, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                          SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 13th day of April , 1998.

                                            VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            (Registrant)



                                            By:    /s/ William T. McCallum
                                            William T. McCallum, President
                                                  and Chief Executive Officer of
                                                   First Great-West Life &
                                                   Annuity Insurance Company


                                            FIRST GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)



                                            By:    /s/ William T. McCallum
                                                  William T. McCallum, President
                                                   and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date



s/ Robert Gratton*                                      4/13  , 1998
Director and Chairman of the
Board (Robert Gratton)



/s/ William T. McCallum                                 4/13  , 1998
------------------------------------                   -------
Director, President and Chief Executive
Officer (William T. McCallum)

Signature and Title                                              Date




/s/ G.R. Derback                                         4/13  , 1998
Vice President and Treasurer
(Glen R. Derback)



/s/ Marcia D. Alazraki*                                  4/13  , 1998
Director, (Marcia D. Alazraki)



/s/ James Balog*                                         4/13  , 1998
Director, (James Balog)



/s/ James W. Burns*                                      4/13  , 1998
Director, (James W. Burns)



/s/ Paul Desmarais, Jr.*                                 4/13  , 1998
Director (Paul Desmarais, Jr.)



/s/ N. Berne Hart*                                     4/13  , 1998
Director (N. Berne Hart)



/s/ Stuart Z. Katz*                               4/13  , 1998
Director (Stuart Z. Katz)



/s/ Brian E. Walsh                                       4/13  , 1998
Director (Brian E. Walsh)




*By:    /s/ D.C. Lennox                                  4/13  , 1998
        D. C. Lennox
        Attorney-in-fact   pursuant  to  Powers  of  Attorney   filed  with  the
Registration Statement.

                                         Exhibit Table
                                           Form N-4


Exhibit

1.      Certified copy of resolution of Board
        of Directors establishing Registrant                     1

3.      Copy of distribution contract between
        Depositor and Principal Underwriter               1

4.      Copy of the form of variable
        annuity contract                                         2

5.      Copy of the form of application to
        be used with the variable contract                2

6.      (a) Copy of Articles of Incorporation of Depositor       3
        (b) Copy of Bylaws of Depositor                          1

8.      Copies of participation agreements
        with underlying funds                             1/3

9.      Opinion and consent of W. Kay Adam                2

10.     (a) Consent of Jorden Burt Berenson & Johnson LLP 3
        (b) Consent of Deloitte & Touche LLP                     3
        (c) Consent of W. Kay Adam                        3

13.     Schedule for computation of each
        performance quotation                             1

14.     Financial Data Schedule                                  3


1 Filed with the Registration Statement.

2 Filed with Pre-Effective Amendment No. 1 to the Registration Statement.

3 Filed with this Post-Effective Amendment No. 1 to the Registration Statement.